UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08039
Third Avenue Trust

(Exact name of registrant as specified in charter)
6 Grand Central at 666 Third Avenue, Suite 1040,
New York, NY 10017

(Address of principal executive offices) (Zip code)
Joel L. Weiss
Third Avenue Trust
1636 N Cedar Crest Blvd.
Suite #161
Allentown, PA 18104

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 443-1021
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Third Avenue Value Fund
Annual Shareholder Report
Investor Class (TVFVX) | October 31, 2025
This annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVFVX)	$153	1.38%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index to show how the Fund’s performance compares to the returns of a broad global equity index for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related index. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy.
Top Contributors to Performance
  Portfolio relative performance was aided by security selection within the Financials and Materials sectors and by a relative absence of exposure to the Healthcare sector.
  Portfolio performance was also aided by overweight exposures to Germany and Ireland and significant security selection outperformance within those markets.
  Top performing holdings included Deutsche Bank AG, Bank of Ireland Group PLC and Buzzi SpA.
  Materials companies such as Lundin Mining Corp. and Capstone Copper Corp. provided significant positive contributions to performance.
  Automotive companies such as BMW and Subaru Corp. also provided important positive contributions.
Top Detractors from Performance
  Portfolio attribution was negatively impacted by an overweight exposure to the United Kingdom and relative underperformance from U.K. security selection.
  Absolute and relative performance were negatively impacted by holdings in two U.K. companies, S4 Capital PLC and Harbour Energy PLC, as well as North American Building Products companies, Interfor Corp. and Boise Cascade Co.
  Relative performance was negatively impacted by a lack of exposure to the U.S. Information Technology sector, as well as large-cap U.S. stocks more broadly.
  The Fund’s somewhat elevated cash position was also a drag on relative performance.
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class of the Fund and the MSCI World Index.
Growth of $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class (TVFVX)	22.42%	23.13%	9.56%
MSCI World Index	22.53%	16.12%	12.37%
Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$819,693,903
Total number of portfolio holdings	34
Total advisory fee paid, net	$6,632,926
Portfolio turnover rate, as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Metals & Mining	15.8%
Oil & Gas Production & Services	12.7%
Banks	10.8%
Building Products	10.5%
Diversified Holding Companies	9.3%
Automotive	8.8%
Transportation & Logistics	6.7%
Capital Equipment	6.2%
Others^	13.2%
Short-Term Investments	5.7%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
^	Includes Brokerages & Exchanges, Consumer Products, Energy - Refining & Marketing, Insurance, Materials/Diversified Chemicals, Media and Non-U.S. Real Estate Operating Companies.
+	Includes Brazil, Bermuda, South Korea, Mexico and Philippines.
Country Concentration*
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Value Fund Investor Class (TVFVX)
Annual Shareholder Report - October 31, 2025
Third Avenue Value Fund
Annual Shareholder Report
Institutional Class (TAVFX) | October 31, 2025
This annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TAVFX)	$128	1.15%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index to show how the Fund’s performance compares to the returns of a broad global equity index for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related index. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy.
Top Contributors to Performance
  Portfolio relative performance was aided by security selection within the Financials and Materials sectors and by a relative absence of exposure to the Healthcare sector.
  Portfolio performance was also aided by overweight exposures to Germany and Ireland and significant security selection outperformance within those markets.
  Top performing holdings included Deutsche Bank AG, Bank of Ireland Group PLC and Buzzi SpA.
  Materials companies such as Lundin Mining Corp. and Capstone Copper Corp. provided significant positive contributions to performance.
  Automotive companies such as BMW and Subaru Corp. also provided important positive contributions.
Top Detractors from Performance
  Portfolio attribution was negatively impacted by an overweight exposure to the United Kingdom and relative underperformance from U.K. security selection.
  Absolute and relative performance were negatively impacted by holdings in two U.K. companies, S4 Capital PLC and Harbour Energy PLC, as well as North American Building Products companies, Interfor Corp. and Boise Cascade Co.
  Relative performance was negatively impacted by a lack of exposure to the U.S. Information Technology sector, as well as large-cap U.S. stocks more broadly.
  The Fund’s somewhat elevated cash position was also a drag on relative performance.
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class of the Fund and the MSCI World Index.
Growth of $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class (TAVFX)	22.70%	23.44%	9.84%
MSCI World Index	22.53%	16.12%	12.37%
Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$819,693,903
Total number of portfolio holdings	34
Total advisory fee paid, net	$6,632,926
Portfolio turnover rate, as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Metals & Mining	15.8%
Oil & Gas Production & Services	12.7%
Banks	10.8%
Building Products	10.5%
Diversified Holding Companies	9.3%
Automotive	8.8%
Transportation & Logistics	6.7%
Capital Equipment	6.2%
Others^	13.2%
Short-Term Investments	5.7%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
^	Includes Brokerages & Exchanges, Consumer Products, Energy - Refining & Marketing, Insurance, Materials/Diversified Chemicals, Media and Non-U.S. Real Estate Operating Companies.
+	Includes Brazil, Bermuda, South Korea, Mexico and Philippines.
Country Concentration*
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Value Fund Institutional Class (TAVFX)
Annual Shareholder Report - October 31, 2025

Third Avenue Value Fund
Annual Shareholder Report
Z Class (TAVZX) | October 31, 2025
This annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TAVZX)	$118	1.06%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index to show how the Fund’s performance compares to the returns of a broad global equity index for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related index. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy.
Top Contributors to Performance
  Portfolio relative performance was aided by security selection within the Financials and Materials sectors and by a relative absence of exposure to the Healthcare sector.
  Portfolio performance was also aided by overweight exposures to Germany and Ireland and significant security selection outperformance within those markets.
  Top performing holdings included Deutsche Bank AG, Bank of Ireland Group PLC and Buzzi SpA.
  Materials companies such as Lundin Mining Corp. and Capstone Copper Corp. provided significant positive contributions to performance.
  Automotive companies such as BMW and Subaru Corp. also provided important positive contributions.
Top Detractors from Performance
  Portfolio attribution was negatively impacted by an overweight exposure to the United Kingdom and relative underperformance from U.K. security selection.
  Absolute and relative performance were negatively impacted by holdings in two U.K. companies, S4 Capital PLC and Harbour Energy PLC, as well as North American Building Products companies, Interfor Corp. and Boise Cascade Co.
  Relative performance was negatively impacted by a lack of exposure to the U.S. Information Technology sector, as well as large-cap U.S. stocks more broadly.
  The Fund’s somewhat elevated cash position was also a drag on relative performance.
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values for the period from March 1, 2018 (commencement of investment operations) through October 31, 2025 of the Z Class of the Fund and the MSCI World Index.
Growth of $10,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Z Class (TAVZX)	22.82%	23.56%	10.03%*
MSCI World Index	22.53%	16.12%	12.34%
*	Z Class commenced investment operations on March 1, 2018.
Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$819,693,903
Total number of portfolio holdings	34
Total advisory fee paid, net	$6,632,926
Portfolio turnover rate, as of the end of the reporting period	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Metals & Mining	15.8%
Oil & Gas Production & Services	12.7%
Banks	10.8%
Building Products	10.5%
Diversified Holding Companies	9.3%
Automotive	8.8%
Transportation & Logistics	6.7%
Capital Equipment	6.2%
Others^	13.2%
Short-Term Investments	5.7%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
^	Includes Brokerages & Exchanges, Consumer Products, Energy - Refining & Marketing, Insurance, Materials/Diversified Chemicals, Media and Non-U.S. Real Estate Operating Companies.
+	Includes Brazil, Bermuda, South Korea, Mexico and Philippines.
Country Concentration*
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Value Fund Z Class (TAVZX)
Annual Shareholder Report - October 31, 2025

Third Avenue Small-Cap Value Fund
Annual Shareholder Report
Investor Class (TVSVX) | October 31, 2025
This annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVSVX)	$145	1.41%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI USA All Cap Index (a broad-based index, the “Primary Index”) and the MSCI USA Small Cap Value Index (a narrower index, the “Secondary Index”), to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related indices. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy within a universe of smaller capitalization North American equities.
Top Contributors to Performance
  During the reporting period the largest positive contributions to absolute performance derived from MYR Group, Inc., ProAssurance Corp. and Supernus Pharmaceuticals, Inc.
  Security selection within the Healthcare sector aided both absolute and relative performance, as compared to both the primary and secondary indices.
  As compared to the primary index and secondary index, the Fund’s relative overweight to Materials and the Fund’s security selection within that industry both contributed positively.
  Security selection within the Real Estate sector also contributed positively to relative performance as compared to the primary and secondary indices.
Top Detractors from Performance
  The Fund’s return during the period was negatively impacted by holdings in ICF International, Inc., Hamilton Beach Brands Holding Co. and FRP Holdings, Inc.
  As compared to the primary and secondary indices, a significant underweight in the Information Technology sector negatively impacted relative performance.
  The Fund’s relative performance, compared to the primary index, was negatively impacted by both a relative overweight to Financials and by security selection within Financials though, relative to the secondary index, the Fund’s relative performance benefited materially from security selection within Financials.
  The Fund’s relative performance, compared to both indices, was negatively impacted by a relative overweight to cash.
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class of the Fund and the MSCI USA All Cap Index and the MSCI USA Small Cap Value Index.
Growth of $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class (TVSVX)	5.26%	14.35%	8.53%
MSCI USA All Cap Index	21.00%	16.90%	14.20%
MSCI USA Small Cap Value Index	7.27%	14.61%	8.90%
Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$167,924,602
Total number of portfolio holdings	32
Total advisory fee paid, net	$1,385,946
Portfolio turnover rate, as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Bank & Thrifts	15.5%
Insurance & Reinsurance	11.9%
Healthcare	10.6%
Financials	7.3%
Industrial Services	7.0%
Oil & Gas Production & Services	5.4%
U.S. Real Estate Operating Companies	5.4%
Materials/Diversified Chemicals	5.3%
Consumer Discretionary	4.8%
Metals Manufacturing	4.8%
Others^	17.5%
Short-Term Investments	4.2%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
^
Includes Auto Parts & Services, Building Products, Conglomerates, Consulting & Information Technology Services, Energy - Refining & Marketing, Home Building, Industrial Equipment and Information Technology.

Country Concentration*
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Small-Cap Value Fund Investor Class (TVSVX)
Annual Shareholder Report - October 31, 2025

Third Avenue Small-Cap Value Fund
Annual Shareholder Report
Institutional Class (TASCX) | October 31, 2025
This annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TASCX)	$119	1.16%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI USA All Cap Index (a broad-based index, the “Primary Index”) and the MSCI USA Small Cap Value Index (a narrower index, the “Secondary Index”), to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related indices. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy within a universe of smaller capitalization North American equities.
Top Contributors to Performance
  During the reporting period the largest positive contributions to absolute performance derived from MYR Group, Inc., ProAssurance Corp. and Supernus Pharmaceuticals, Inc.
  Security selection within the Healthcare sector aided both absolute and relative performance, as compared to both the primary and secondary indices.
  As compared to the primary index and secondary index, the Fund’s relative overweight to Materials and the Fund’s security selection within that industry both contributed positively.
  Security selection within the Real Estate sector also contributed positively to relative performance as compared to the primary and secondary indices.
Top Detractors from Performance
  The Fund’s return during the period was negatively impacted by holdings in ICF International, Inc., Hamilton Beach Brands Holding Co. and FRP Holdings, Inc.
  As compared to the primary and secondary indices, a significant underweight in the Information Technology sector negatively impacted relative performance.
  The Fund’s relative performance, compared to the primary index, was negatively impacted by both a relative overweight to Financials and by security selection within Financials though, relative to the secondary index, the Fund’s relative performance benefited materially from security selection within Financials.
  The Fund’s relative performance, compared to both indices, was negatively impacted by a relative overweight to cash.
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class of the Fund and the MSCI USA All Cap Index and the MSCI USA Small Cap Value Index.
Growth of $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class (TASCX)	5.57%	14.64%	8.80%
MSCI USA All Cap Index	21.00%	16.90%	14.20%
MSCI USA Small Cap Value Index	7.27%	14.61%	8.90%
Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$167,924,602
Total number of portfolio holdings	32
Total advisory fee paid, net	$1,385,946
Portfolio turnover rate, as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Bank & Thrifts	15.5%
Insurance & Reinsurance	11.9%
Healthcare	10.6%
Financials	7.3%
Industrial Services	7.0%
Oil & Gas Production & Services	5.4%
U.S. Real Estate Operating Companies	5.4%
Materials/Diversified Chemicals	5.3%
Consumer Discretionary	4.8%
Metals Manufacturing	4.8%
Others^	17.5%
Short-Term Investments	4.2%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
^
Includes Auto Parts & Services, Building Products, Conglomerates, Consulting & Information Technology Services, Energy - Refining & Marketing, Home Building, Industrial Equipment and Information Technology.

Country Concentration*
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Small-Cap Value Fund Institutional Class (TASCX)
Annual Shareholder Report - October 31, 2025

Third Avenue Small-Cap Value Fund
Annual Shareholder Report
Z Class (TASZX) | October 31, 2025
This annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TASZX)	$109	1.06%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI USA All Cap Index (a broad-based index, the “Primary Index”) and the MSCI USA Small Cap Value Index (a narrower index, the “Secondary Index”), to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related indices. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy within a universe of smaller capitalization North American equities.
Top Contributors to Performance
  During the reporting period the largest positive contributions to absolute performance derived from MYR Group, Inc., ProAssurance Corp. and Supernus Pharmaceuticals, Inc.
  Security selection within the Healthcare sector aided both absolute and relative performance, as compared to both the primary and secondary indices.
  As compared to the primary index and secondary index, the Fund’s relative overweight to Materials and the Fund’s security selection within that industry both contributed positively.
  Security selection within the Real Estate sector also contributed positively to relative performance as compared to the primary and secondary indices.
Top Detractors from Performance
  The Fund’s return during the period was negatively impacted by holdings in ICF International, Inc., Hamilton Beach Brands Holding Co. and FRP Holdings, Inc.
  As compared to the primary and secondary indices, a significant underweight in the Information Technology sector negatively impacted relative performance.
  The Fund’s relative performance, compared to the primary index, was negatively impacted by both a relative overweight to Financials and by security selection within Financials though, relative to the secondary index, the Fund’s relative performance benefited materially from security selection within Financials.
  The Fund’s relative performance, compared to both indices, was negatively impacted by a relative overweight to cash.
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values for the period from March 1, 2018 (commencement of investment operations) through October 31, 2025 of the Z Class of the Fund and the MSCI USA All Cap Index and the MSCI USA Small Cap Value Index.
Growth of $10,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Z Class (TASZX)	5.65%	14.76%	7.99%*
MSCI USA All Cap Index	21.00%	16.90%	14.18%
MSCI USA Small Cap Value Index	7.27%	14.61%	7.84%
*	Z Class commenced investment operations on March 1, 2018.
Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$167,924,602
Total number of portfolio holdings	32
Total advisory fee paid, net	$1,385,946
Portfolio turnover rate, as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Bank & Thrifts	15.5%
Insurance & Reinsurance	11.9%
Healthcare	10.6%
Financials	7.3%
Industrial Services	7.0%
Oil & Gas Production & Services	5.4%
U.S. Real Estate Operating Companies	5.4%
Materials/Diversified Chemicals	5.3%
Consumer Discretionary	4.8%
Metals Manufacturing	4.8%
Others^	17.5%
Short-Term Investments	4.2%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
^
Includes Auto Parts & Services, Building Products, Conglomerates, Consulting & Information Technology Services, Energy - Refining & Marketing, Home Building, Industrial Equipment and Information Technology.

Country Concentration*
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Small-Cap Value Fund Z Class (TASZX)
Annual Shareholder Report - October 31, 2025

Third Avenue Real Estate Value Fund
Annual Shareholder Report
Investor Class (TVRVX) | October 31, 2025
This annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVRVX)	$152	1.41%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index (a broad-based index) and the MSCI ACWI IMI Core Real Estate Index (a sector specific index) to demonstrate the Fund’s performance relative to the returns of broad-based indices and similar investments for the reporting period. Please see the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to provide long-term capital appreciation primarily by investing in the securities of well-financed real estate and real estate-related companies.
Top Contributors to Performance
  By country, allocations to the United States and Canada contributed to performance.
  By sub-industry, allocations to Residential Mortgages, Asset Management, and Real Estate Services contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included Fannie Mae, Freddie Mac, and Brookfield Corporation.
Top Detractors from Performance
  By country, the United Kingdom detracted from performance.
  By sub-industry, allocations to Transportation, Homebuilding, and Timber REITs detracted from performance.
  Some of the individual holdings in the Fund that detracted from performance included U-Haul Holding Co., Lennar Corp., and the Unite Group PLC.
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class of the Fund and the MSCI World Index and the MSCI ACWI IMI Core Real Estate Index.
Growth of $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class (TVRVX)	16.27%	11.98%	5.09%
MSCI World Index	22.53%	16.12%	12.37%
MSCI ACWI IMI Core Real Estate Index	4.87%	6.38%	4.16%
Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$367,941,744
Total number of portfolio holdings	36
Total advisory fee paid, net	$2,955,259
Portfolio turnover rate, as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Mortgage Finance	13.9%
Non-U.S. Real Estate Operating Companies	12.9%
Consulting/Management	12.5%
U.S. Homebuilder	12.4%
Non-U.S. Real Estate Investment Trusts	11.7%
U.S. Real Estate Investment Trusts	11.3%
U.S. Real Estate Operating Companies	4.7%
Others^	14.5%
Purchased Options**	0.0%
Short-Term Investments	5.4%
Other Assets less Liabilities	0.7%
Total	100.0%
*	(% of Net Assets)
^	Includes Forest Products & Paper, Hospitality, Industrial Distribution, Industrial Services, Non-U.S. Homebuilder and Non-U.S. Real Estate Consulting/Management.
**	Amount less than 0.01%.
Country Concentration*
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Real Estate Value Fund Investor Class (TVRVX)
Annual Shareholder Report - October 31, 2025

Third Avenue Real Estate Value Fund
Annual Shareholder Report
Institutional Class (TAREX) | October 31, 2025
This annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TAREX)	$126	1.16%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index (a broad-based index) and the MSCI ACWI IMI Core Real Estate Index (a sector specific index) to demonstrate the Fund’s performance relative to the returns of broad-based indices and similar investments for the reporting period. Please see the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to provide long-term capital appreciation primarily by investing in the securities of well-financed real estate and real estate-related companies.
Top Contributors to Performance
  By country, allocations to the United States and Canada contributed to performance.
  By sub-industry, allocations to Residential Mortgages, Asset Management, and Real Estate Services contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included Fannie Mae, Freddie Mac, and Brookfield Corporation.
Top Detractors from Performance
  By country, the United Kingdom detracted from performance.
  By sub-industry, allocations to Transportation, Homebuilding, and Timber REITs detracted from performance.
  Some of the individual holdings in the Fund that detracted from performance included U-Haul Holding Co., Lennar Corp., and the Unite Group PLC.
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class of the Fund and the MSCI World Index and the MSCI ACWI IMI Core Real Estate Index.
Growth of $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class (TAREX)	16.58%	12.26%	5.36%
MSCI World Index	22.53%	16.12%	12.37%
MSCI ACWI IMI Core Real Estate Index	4.87%	6.38%	4.16%
Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$367,941,744
Total number of portfolio holdings	36
Total advisory fee paid, net	$2,955,259
Portfolio turnover rate, as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Mortgage Finance	13.9%
Non-U.S. Real Estate Operating Companies	12.9%
Consulting/Management	12.5%
U.S. Homebuilder	12.4%
Non-U.S. Real Estate Investment Trusts	11.7%
U.S. Real Estate Investment Trusts	11.3%
U.S. Real Estate Operating Companies	4.7%
Others^	14.5%
Purchased Options**	0.0%
Short-Term Investments	5.4%
Other Assets less Liabilities	0.7%
Total	100.0%
*	(% of Net Assets)
^	Includes Forest Products & Paper, Hospitality, Industrial Distribution, Industrial Services, Non-U.S. Homebuilder and Non-U.S. Real Estate Consulting/Management.
**	Amount less than 0.01%.
Country Concentration*
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Real Estate Value Fund Institutional Class (TAREX)
Annual Shareholder Report - October 31, 2025

Third Avenue Real Estate Value Fund
Annual Shareholder Report
Z Class (TARZX) | October 31, 2025
This annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TARZX)	$115	1.06%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index (a broad-based index) and the MSCI ACWI IMI Core Real Estate Index (a sector specific index) to demonstrate the Fund’s performance relative to the returns of broad-based indices and similar investments for the reporting period. Please see the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to provide long-term capital appreciation primarily by investing in the securities of well-financed real estate and real estate-related companies.
Top Contributors to Performance
  By country, allocations to the United States and Canada contributed to performance.
  By sub-industry, allocations to Residential Mortgages, Asset Management, and Real Estate Services contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included Fannie Mae, Freddie Mac, and Brookfield Corporation.
Top Detractors from Performance
  By country, the United Kingdom detracted from performance.
  By sub-industry, allocations to Transportation, Homebuilding, and Timber REITs detracted from performance.
  Some of the individual holdings in the Fund that detracted from performance included U-Haul Holding Co., Lennar Corp., and the Unite Group PLC.
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values for the period from March 1, 2018 (commencement of investment operations) through October 31, 2025 of the Z Class of the Fund and the MSCI World Index and the MSCI ACWI IMI Core Real Estate Index.
Growth of $10,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Z Class (TARZX)	16.69%	12.37%	4.56%*
MSCI World Index	22.53%	16.12%	12.34%
MSCI ACWI IMI Core Real Estate Index	4.87%	6.38%	3.81%
*	Z Class commenced investment operations on March 1, 2018.
Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$367,941,744
Total number of portfolio holdings	36
Total advisory fee paid, net	$2,955,259
Portfolio turnover rate, as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Mortgage Finance	13.9%
Non-U.S. Real Estate Operating Companies	12.9%
Consulting/Management	12.5%
U.S. Homebuilder	12.4%
Non-U.S. Real Estate Investment Trusts	11.7%
U.S. Real Estate Investment Trusts	11.3%
U.S. Real Estate Operating Companies	4.7%
Others^	14.5%
Purchased Options**	0.0%
Short-Term Investments	5.4%
Other Assets less Liabilities	0.7%
Total	100.0%
*	(% of Net Assets)
^	Includes Forest Products & Paper, Hospitality, Industrial Distribution, Industrial Services, Non-U.S. Homebuilder and Non-U.S. Real Estate Consulting/Management.
**	Amount less than 0.01%.
Country Concentration*
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Real Estate Value Fund Z Class (TARZX)
Annual Shareholder Report - October 31, 2025

Third Avenue International Real Estate Value Fund
Annual Shareholder Report
Institutional Class (REIFX) | October 31, 2025
This annual shareholder report contains important information about the Third Avenue International Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (REIFX)	$108	1.00%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index (a broad-based index) and the MSCI ACWI ex USA IMI Core Real Estate Index (a sector specific index) to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please see the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include real estate investment trusts (“REITs”), real estate operating companies and other publicly traded companies whose asset base is primarily real estate.
Top Contributors to Performance
  By country, allocations to Hong Kong, Japan, and Singapore contributed to performance.
  By sub-industry, allocations to Real Estate Operating Companies, Internet Infrastructure, and Hotels contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included SUNeVision Holdings Ltd., Mandarin Oriental International Ltd., and Merlin Properties Socimi, S.A.
Top Detractors from Performance
  By country, the United Kingdom and the Philippines detracted from performance.
  By sub-industry, Multifamily REITs detracted from performance.
  Some of the individual holdings in the Fund that detracted from performance included Unite Group PLC, Ayala Land Inc., and Shurgard Self Storage Ltd.
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class of the Fund and the MSCI World ex USA Index and the MSCI ACWI ex USA IMI Core Real Estate Index.
Growth of $10,000
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class (REIFX)	16.99%	8.92%	6.79%
MSCI World ex USA Index	24.24%	13.33%	8.31%
MSCI ACWI ex USA IMI Core Real Estate Index	12.08%	3.19%	2.48%
Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$74,370,710
Total number of portfolio holdings	28
Total advisory fee paid, net	$264,069
Portfolio turnover rate, as of the end of the reporting period	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	54.2%
Non-U.S. Real Estate Investment Trusts	31.3%
Non-U.S. Homebuilder	4.4%
Lodging & Hotels	3.3%
Purchased Options	0.1%
Written Options**	(0.0)%
Short-Term Investments	6.2%
Other Assets less Liabilities	0.5%
Total	100.0%
*	(% of Net Assets)
**	Amount less than 0.01%.
+	Includes Luxembourg, Spain, Singapore, Belgium, Brazil, Thailand, and Philippines.
Country Concentration*
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue International Real Estate Value Fund Institutional Class (REIFX)
Annual Shareholder Report - October 31, 2025

Third Avenue International Real Estate Value Fund
Annual Shareholder Report
Z Class (REIZX) | October 31, 2025
This annual shareholder report contains important information about the Third Avenue International Real Estate Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (REIZX)	$109	1.00%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index (a broad-based index) and the MSCI ACWI ex USA IMI Core Real Estate Index (a sector specific index) to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please see the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include real estate investment trusts (“REITs”), real estate operating companies and other publicly traded companies whose asset base is primarily real estate.
Top Contributors to Performance
  By country, allocations to Hong Kong, Japan, and Singapore contributed to performance.
  By sub-industry, allocations to Real Estate Operating Companies, Internet Infrastructure, and Hotels contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included SUNeVision Holdings Ltd., Mandarin Oriental International Ltd., and Merlin Properties Socimi, S.A.
Top Detractors from Performance
  By country, the United Kingdom and the Philippines detracted from performance.
  By sub-industry, Multifamily REITs detracted from performance.
  Some of the individual holdings in the Fund that detracted from performance included Unite Group PLC, Ayala Land Inc., and Shurgard Self Storage Ltd.
Fund Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values for the period from April 20, 2018 (commencement of investment operations) through October 31, 2025 of the Z Class of the Fund and the MSCI World ex USA Index and the MSCI ACWI ex USA IMI Core Real Estate Index.
Growth of $10,000
Average Annual Total Returns	1 Year	5 Years	Since Inception
Z Class (REIZX)	17.04%	8.91%	5.69%*
MSCI World ex USA Index	24.24%	13.33%	7.90%
MSCI ACWI ex USA IMI Core Real Estate Index	12.08%	3.19%	0.22%
*	Z Class commenced investment operations on April 20, 2018.
Past performance does not indicate future results. Performance reflects fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$74,370,710
Total number of portfolio holdings	28
Total advisory fee paid, net	$264,069
Portfolio turnover rate, as of the end of the reporting period	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	54.2%
Non-U.S. Real Estate Investment Trusts	31.3%
Non-U.S. Homebuilder	4.4%
Lodging & Hotels	3.3%
Purchased Options	0.1%
Written Options**	(0.0)%
Short-Term Investments	6.2%
Other Assets less Liabilities	0.5%
Total	100.0%
*	(% of Net Assets)
**	Amount less than 0.01%.
+	Includes Luxembourg, Spain, Singapore, Belgium, Brazil, Thailand, and Philippines.
Country Concentration*
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended October 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue International Real Estate Value Fund Z Class (REIZX)
Annual Shareholder Report - October 31, 2025

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $167,928, without any out of pocket expenses, for the fiscal year ending October 31, 2025 and $159,931, without any out of pocket expenses, for the fiscal year ending October 31, 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the Trust’s principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,697 for the fiscal year ending October 31, 2025 and $1,600 for the fiscal year ending September 30, 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 for the fiscal year ending October 31, 2025 and $25,000 for the fiscal year ending October 31, 2024. These fees were for a closing agreement with the Internal Revenue Service.

All Other Fees

(d)

There were no fees billed to the Trust in each of the last two fiscal years for products and services provided by the Trust’s principal accountant, other than the services reported above in Items 4(a) through (c).

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) Not applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for the fiscal year ending October 31, 2025 and $0 for the fiscal year ending October 31, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statement filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Third Avenue Value Fund

Third Avenue Small-Cap

Value Fund

Third Avenue Real Estate

Value Fund

Third Avenue International

Real Estate Value Fund

Annual Financials

and

Additional Information

October 31, 2025

The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.

To read the latest calendar quarter Portfolio Manager Commentary, please visit

www.thirdave.com

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Funds’ website www.thirdave.com.

TABLE OF CONTENTS

Portfolio of Investments	Page 4

Statements of Assets and Liabilities	Page 17

Statements of Operations	Page 19

Statements of Changes in Net Assets	Page 21

Financial Highlights	Page 23

Notes to Financial Statements	Page 39

Report of Independent Registered Public Accounting Firm	Page 78

Federal Tax Status of Dividends and Distributions	Page 80

Other Information	Page 82

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at October 31, 2025

Shares	Security†	Value (Note 1)

Common Stocks - 94.00%
	Automotive - 8.84%
390,148	Bayerische Motoren Werke AG (Germany)	$36,379,292
1,697,700	Subaru Corp. (Japan)	36,115,387

		72,494,679

	Banks - 10.75%
2,609,927	Bank of Ireland Group PLC (Ireland)	42,732,266
3,586,462	Close Brothers Group PLC (United Kingdom) (a)	19,783,425
141,356	Comerica, Inc.	10,813,734
413,677	Deutsche Bank Ag (Germany)	14,797,226

		88,126,651

	Brokerages & Exchanges - 1.12%
4,828,711	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	9,205,961

	Building Products - 10.48%
271,872	Boise Cascade Co.	19,164,257
559,942	Buzzi SpA (Italy)	33,732,691
1,317,175	Interfor Corp. (Canada) (a)	7,428,508
942,600	Taiheiyo Cement Corp. (Japan)	25,574,149

		85,899,605

	Capital Equipment - 6.25%
336,100	Horiba, Ltd. (Japan)	31,226,436
594,200	Jeol, Ltd. (Japan)	19,969,393

		51,195,829

	Consumer Products - 1.65%
525,088	Misto Holdings Corp. (South Korea)	13,543,905

	Diversified Holding Companies - 9.25%
927,620	Ayala Corp. (Philippines)	7,376,825
4,199,382	CK Hutchison Holdings, Ltd. (Hong Kong)	27,848,098
1,019,500	Jardine Cycle & Carriage, Ltd. (Singapore)	25,456,493
3,318,103	Quinenco S.A. (Chile)	15,172,695

		75,854,111

	Energy - Refining & Marketing - 3.22%
6,626,149	Ultrapar Participacoes S.A. (Brazil)	26,406,311

	Insurance - 1.89%
3,474,876	Conduit Holdings, Ltd. (Bermuda)	15,476,235

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at October 31, 2025

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Materials/Diversified Chemicals - 1.68%
157,394	Rogers Corp. (a)	$13,778,271

	Media - 1.55%
41,051,524	S4 Capital PLC (United Kingdom) (b)	12,700,371

	Metals & Mining - 15.79%
6,188,203	Capstone Copper Corp. (Canada) (a)	55,239,600
2,239,676	Lundin Mining Corp. (Canada)	36,025,162
562,715	Warrior Met Coal, Inc.	38,174,586

		129,439,348

	Non-U.S. Real Estate Operating Companies - 2.10%
30,659,900	Genting Singapore, Ltd. (Singapore)	17,186,386

	Oil & Gas Production & Services - 12.70%
7,821,064	Harbour Energy PLC (United Kingdom)	23,150,308
973,870	Subsea 7, S.A. (United Kingdom)	17,786,122
677,381	Tidewater, Inc. (a)	34,268,705
514,424	Valaris, Ltd. (a)	28,869,475

		104,074,610

	Transportation & Logistics - 6.73%
279,431,968	Cia Sud Americana de Vapores S.A. (Chile)	13,904,153
3,228,199	easyJet PLC (United Kingdom)	20,553,297
701,700	PALTAC Corp. (Japan)	20,694,877

		55,152,327

	Total Common Stocks (Cost $532,184,992)	770,534,600

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (concluded)

at October 31, 2025

Shares	Security†	Value (Note 1)

Short-Term Investments - 5.71%
46,771,890	Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.910% (c)	$46,771,890

	Total Short-Term Investments (Cost $46,771,890)	46,771,890

	Total Investment Portfolio - 99.71% (Cost $578,956,882)	817,306,490
	Other Assets less Liabilities - 0.29%	2,387,413

	NET ASSETS - 100.00%	$819,693,903

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Rate disclosed represents 30-day yield at October 31, 2025.
†	U.S. issuer unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at October 31, 2025

Shares	Security†	Value (Note 1)

Common Stocks - 92.32%
	Auto Parts & Services - 0.27%
4,179	Visteon Corp.	$447,822

	Bank & Thrifts - 15.45%
161,920	OceanFirst Financial Corp.	2,943,706
101,965	Prosperity Bancshares, Inc.	6,711,336
209,426	Southside Bancshares, Inc.	5,889,059
97,329	UMB Financial Corp.	10,402,524

		25,946,625

	Building Products - 3.44%
46,238	BlueLinx Holdings, Inc. (a)	3,025,815
39,037	Boise Cascade Co.	2,751,718

		5,777,533

	Conglomerates - 2.04%
1,015	Seaboard Corp.	3,420,530

	Consulting & Information Technology Services - 2.24%
46,937	ICF International, Inc.	3,768,102

	Consumer Discretionary - 4.85%
164,438	Atlanta Braves Holdings, Inc., Class A (a)	7,093,855
25,700	Atlanta Braves Holdings, Inc., Class C (a)	1,046,504

		8,140,359

	Energy - Refining & Marketing - 2.67%
131,050	PBF Energy, Inc., Class A	4,477,978

	Financials - 4.23%
170,678	Encore Capital Group, Inc. (a)	7,096,791

	Healthcare - 10.56%
203,008	Collegium Pharmaceutical, Inc. (a)	7,308,288
189,118	Supernus Pharmaceuticals, Inc. (a)	10,426,075

		17,734,363

	Home Building - 2.95%
155,515	TRI Pointe Homes, Inc. (a)	4,953,153

	Industrial Equipment - 1.58%
14,869	Alamo Group, Inc.	2,657,388

	Industrial Services - 6.98%
35,465	MYR Group, Inc. (a)	7,720,731

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at October 31, 2025

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Industrial Services (continued)
25,878	UniFirst Corp.	$3,994,269

		11,715,000

	Information Technology - 2.32%
368,974	Cantaloupe, Inc. (a)	3,896,365

	Insurance & Reinsurance - 11.85%
676,612	Ambac Financial Group, Inc. (a)	5,554,985
21,856	Investors Title Co.	5,651,743
363,200	ProAssurance Corp. (a)	8,698,640

		19,905,368

	Materials/Diversified Chemicals - 5.28%
787,909	LSB Industries, Inc. (a)	6,642,073
25,332	Rogers Corp. (a)	2,217,563

		8,859,636

	Metals Manufacturing - 4.81%
89,330	Kaiser Aluminum Corp.	8,087,045

	Oil & Gas Production & Services - 5.41%
330,144	SandRidge Energy, Inc.	3,932,015
101,786	Tidewater, Inc. (a)	5,149,354

		9,081,369

	U.S. Real Estate Operating Companies - 5.39%
962,705	Five Point Holdings, LLC, Class A (a)	5,631,824
144,524	FRP Holdings, Inc. (a)	3,425,219

		9,057,043

	Total Common Stocks (Cost $108,517,324)	155,022,470

Closed-End Funds - 3.10%
	Financials - 3.10%
101,812	Central Securities Corp.	5,202,593

	Total Closed-End Funds (Cost $2,713,474)	5,202,593

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (concluded)

at October 31, 2025

Shares	Security†	Value (Note 1)

Short-Term Investments - 4.24%
7,123,870	Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.910% (b)	$7,123,870

	Total Short-Term Investments (Cost $7,123,870)	7,123,870

	Total Investment Portfolio - 99.66% (Cost $118,354,668)	167,348,933
	Other Assets less Liabilities - 0.34%	575,669

	NET ASSETS - 100.00%	$167,924,602

Notes:

(a)	Non-income producing security.
(b)	Rate disclosed represents 30-day yield at October 31, 2025.
†	U.S. issuer unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at October 31, 2025

Shares	Security†	Value (Note 1)

Common Stocks - 80.04%
	Consulting/Management - 12.52%
144,925	CBRE Group, Inc., Class A (a)	$22,090,918
165,749	Fidelity National Financial, Inc.	9,155,975
48,529	Jones Lang LaSalle, Inc. (a)	14,805,712

		46,052,605

	Forest Products & Paper - 2.09%
202,154	Rayonier, Inc., REIT	4,461,539
139,777	Weyerhaeuser Co., REIT	3,214,871

		7,676,410

	Hospitality - 1.83%
132,551	Accor S.A. (France)	6,743,251

	Industrial Distribution - 1.35%
19,148	WESCO International, Inc.	4,969,480

	Industrial Services - 3.21%
243,939	U-Haul Holding Co.	11,828,602

	Non-U.S. Homebuilder - 3.24%
224,850	Berkeley Group Holdings PLC (United Kingdom)	11,911,367

	Non-U.S. Real Estate Consulting/Management - 2.80%
778,251	Savills PLC (United Kingdom)	10,305,674

	Non-U.S. Real Estate Investment Trusts - 11.75%
890,360	Big Yellow Group PLC (United Kingdom)	13,023,208
1,115,309	Ingenia Communities Group (Australia)	4,098,702
5,466,885	National Storage REIT (Australia)	8,226,438
770,423	Segro PLC (United Kingdom)	7,069,688
1,449,846	UNITE Group PLC (The) (United Kingdom)	10,814,724

		43,232,760

	Non-U.S. Real Estate Operating Companies - 12.85%
533,907	Brookfield Corp. (Canada)	24,586,418
2,035,326	CK Asset Holdings, Ltd. (Hong Kong)	10,069,260
114,900	Jardine Matheson Holdings, Ltd. (Hong Kong)	6,746,305
2,243,392	Wharf Holdings Ltd. (The) (Hong Kong)	5,895,344

		47,297,327

	U.S. Homebuilder - 12.37%
99,956	Champion Homes, Inc. (a)	6,819,998
73,449	DR Horton, Inc.	10,949,777

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at October 31, 2025

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	U.S. Homebuilder (continued)
139,102	Lennar Corp., Class B	$16,420,991
94,595	PulteGroup, Inc.	11,339,103

		45,529,869

	U.S. Real Estate Investment Trusts - 11.30%
179,813	American Homes 4 Rent, Class A	5,682,091
133,565	First Industrial Realty Trust, Inc.	7,383,473
136,715	Prologis, Inc.	16,964,965
91,072	Sun Communities, Inc.	11,529,715

		41,560,244

	U.S. Real Estate Operating Companies - 4.73%
2,960,153	Five Point Holdings, LLC, Class A (a)	17,316,895
3,475,472	TPHGreenwich Trust (a)(b)(c)(d)	—
2,100,472	Trinity Place Holdings, Inc. (a)(c)	84,019

		17,400,914

	Total Common Stocks (Cost $224,818,665)	294,508,503

Preferred Stocks - 13.87%
	Mortgage Finance - 13.87%
1,590,101	Federal Home Loan Mortgage Corp., 8.375% (a)	25,441,616
1,521,219	Federal National Mortgage Association, 8.250% (a)	25,586,904

	Total Preferred Stocks (Cost $5,916,076)	51,028,520

Short-Term Investments - 5.37%
19,737,667	Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.910% (e)	19,737,667

	Total Short-Term Investments (Cost $19,737,667)	19,737,667

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at October 31, 2025

Principal Amount‡	Security†	Value (Note 1)

Term Loans - 0.00%

	Non-U.S. Real Estate Operating Companies - 0.00%
46,840 EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 4.074% Cash or Payment-in-kind Interest, due 10/30/26 (Luxembourg)(b)(d)(f)(g)	$—

	Total Term Loans (Cost $49,456)	—

Purchased Options - 0.00%*
	Total Purchased Options (see below for details) (Cost $27,980)	1,155

	Total Investment Portfolio - 99.28% (Cost $250,549,844)	365,275,845
	Other Assets less Liabilities - 0.72%	2,665,899

	NET ASSETS - 100.00%.	$367,941,744

Notes:

(a)	Non-income producing security.
(b)	Security is fair valued by the Advisor in accordance with the policies established by the Board of Trustees.
(c)	Security subject to restrictions on resale.
At October 31, 2025, the restricted securities had a total market value of $84,019 or 0.02% of net assets.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit

3,475,472	TPHGreenwich Trust	8/5/25	$—	$0.00
2,100,472	Trinity Place Holdings, Inc.	10/2/13-6/11/19	8,185,888	0.04

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rate disclosed represents 30-day yield at October 31, 2025.
(f)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(g)	Variable rate security. The rate disclosed is in effect as of October 31, 2025.
†	U.S. issuer unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
*	Amount represents less than 0.01% of net assets.

EUR: Euro.

REIT: Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (concluded)

at October 31, 2025

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

USD versus GBP, Call	JPMorgan Chase Bank, N.A.	35,000,000	$35,000,000	1.19 USD	12/23/25	$1,155

USD versus HKD, Call	JPMorgan Chase Bank, N.A.	12,000,000	12,000,000	8.20 HKD	02/10/26	—

Total Purchased Options (Cost $27,980)						$1,155

GBP: British Pound.

HKD: Hong Kong Dollar.

USD: United States Dollar.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

at October 31, 2025

Shares	Security†	Value (Note 1)

Common Stocks - 93.25%
	Lodging & Hotels - 3.29%
746,300	Mandarin Oriental International, Ltd. (Hong Kong)	$2,447,864

	Non-U.S. Homebuilder - 4.42%
1,494,330	Glenveagh Properties PLC (Ireland) (a)(b)	3,286,414

	Non-U.S. Real Estate Investment Trusts - 31.28%
249,906	Big Yellow Group PLC (United Kingdom)	3,655,350
521,187	Helical PLC (United Kingdom)	1,428,406
939,627	Ingenia Communities Group (Australia)	3,453,080
194,811	Merlin Properties Socimi S.A. (Spain)	3,034,818
2,265,125	National Storage REIT (Australia)	3,408,506
83,626	Shurgard Self Storage, Ltd. (Luxembourg)	3,061,286
362,064	UNITE Group PLC (The) (United Kingdom)	2,700,716
99,404	Warehouses De Pauw CVA (Belgium)	2,524,335

		23,266,497

	Non-U.S. Real Estate Operating Companies - 54.26%
3,201,000	Amata Corp. PCL (Thailand)	1,427,158
4,025,200	Ayala Land, Inc. (Philippines)	1,359,692
1,105,147	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	3,354,969
152,269	CTP NV (Netherlands) (a)	3,175,286
5,180,700	Genting Singapore, Ltd. (Singapore)	2,904,038
464,000	Hongkong Land Holdings, Ltd. (Hong Kong)	2,835,190
896,526	Lendlease Corp, Ltd. (Australia)	3,251,146
538,849	LOG Commercial Properties e Participacoes S.A. (Brazil)	2,356,735
387,500	Nomura Real Estate Holdings, Inc. (Japan)	2,212,964
1,037,744	StorageVault Canada, Inc. (Canada)	3,662,495
249,593	Sun Hung Kai Properties, Ltd. (Hong Kong)	3,037,243
2,900,745	SUNeVision Holdings, Ltd. (Hong Kong)	2,253,119
1,448,000	Swire Pacific, Ltd., Class B (Hong Kong)	2,146,690
193,127	TAG Immobilien AG (Germany)	3,206,086
148,900	Tosei Corp. (Japan)	3,167,983

		40,350,794

	Total Common Stocks (Cost $57,958,778)	69,351,569

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at October 31, 2025

Shares	Security†	Value (Note 1)

Short-Term Investments - 6.19%
4,603,070	Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.910% (c)	$4,603,070

	Total Short-Term Investments (Cost $4,603,070)	4,603,070

Purchased Options - 0.08%
	Total Purchased Options (see below for details) (Cost $129,050)	59,115

Written Options - (0.02)%
	Total Written Options (see below for details) (Premiums Received $(31,900))	(14,187)

	Total Investment Portfolio - 99.50% (Cost $62,658,998)	73,999,567
	Other Assets less Liabilities - 0.50%	371,143

	NET ASSETS - 100.00	$74,370,710

Notes:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.
(c)	Rate disclosed represents 30-day yield at October 31, 2025.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

iShares MSCI United Kingdom ETF, Put	Goldman Sachs & Co.	1,450	$6,187,150	40.00 USD	01/16/26	$59,115

Total Purchased Options (Cost $129,050)						$59,115

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (concluded)

at October 31, 2025

Written Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

iShares MSCI United Kingdom ETF, Put	Goldman Sachs & Co.	(1,450)	$(6,187,150)	35.00 USD	01/16/26	$(14,187)

Total Written Options (Premium received $(31,900))						$(14,187)

ETF: Exchange Traded Fund.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Assets and Liabilities

at October 31, 2025

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Assets:
Investments, at value (Notes 1 & 4):
Unaffiliated issuers†	$804,606,119	$167,348,933	$365,274,690	$73,954,639
Affiliated issuers‡	12,700,371	—	—	—
Cash	5,025,171	750,735	2,194,935	511,996
Purchased options, at value*	—	—	1,155	59,115
Foreign tax reclaims receivable	3,937,844	—	539,458	132,171
Dividends and interest receivables	1,871,223	90,683	338,548	50,122
Receivable for Fund shares sold	345,406	45,162	191,382	14,930
Other assets	11,077	678	8,520	986

Total assets	828,497,211	168,236,191	368,548,688	74,723,959

Liabilities:
Interest payable (Note 1)	1,200,233	—	—	—
Payable for securities purchased	791,615	—	—	186,662
Payable to Adviser (Note 3)	618,678	129,988	255,535	36,272
Payable for Fund shares redeemed	301,953	46,082	168,299	—
Payable for accounting and administration fees (Note 3)	122,864	37,326	58,058	39,400
Payable for transfer agent fees	57,102	23,164	26,622	18,435
Payable for reports to shareholders	43,433	27,892	31,733	17,106
Payable for shareholder servicing fees (Note 3)	40,810	10,323	22,109	1,746
Payable for auditing fees	31,743	28,706	30,442	31,590
Distribution fees payable (Note 5)	5,420	1,084	4,310	—
Payable to trustees and officers	2,242	663	897	219
Written options, at value#	—	—	—	14,187
Accrued expenses	34,526	6,361	8,939	7,632
IRS compliance fee for foreign tax claims (Note 1)	5,552,689	—	—	—

Total liabilities	8,803,308	311,589	606,944	353,249

Commitments and contingencies (Notes 3 and 8)	—	—	—	N/A

Net assets	$819,693,903	$167,924,602	$367,941,744	$74,370,710

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Assets and Liabilities

at October 31, 2025

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Summary of net assets:
Capital stock, $0.001 par value	$533,289,846	$113,265,677	$234,012,656	$66,688,237
Total distributable earnings	286,404,057	54,658,925	133,929,088	7,682,473

Net assets applicable to capital shares outstanding	$819,693,903	$167,924,602	$367,941,744	$74,370,710

Investor Class

Net assets	$27,039,665	$5,142,043	$20,239,861	$—

Outstanding shares of beneficial interest, unlimited number of shares authorized	366,741	262,847	778,327	—

Net asset value, offering and redemption price per share	$73.73	$19.56	$26.00	$—

Institutional Class

Net assets	$762,999,958	$160,923,128	$335,008,378	$39,162,088

Outstanding shares of beneficial interest, unlimited number of shares authorized	10,420,601	7,896,130	12,810,258	2,776,846

Net asset value, offering and redemption price per share	$73.22	$20.38	$26.15	$14.10

Z Class

Net assets	$29,654,280	$1,859,431	$12,693,505	$35,208,622

Outstanding shares of beneficial interest, unlimited number of shares authorized	404,970	90,698	486,715	2,416,498

Net asset value, offering and redemption price per share	$73.23	$20.50	$26.08	$14.57

† Cost of unaffiliated issuers	$547,776,545	$118,354,668	$250,521,864	$62,561,848
‡ Cost of affiliated issuer	$31,180,337	$—	$—	$—
* Cost of purchased options	$—	$—	$27,980	$129,050
# Cost of written options	$—	$—	$—	$(31,900)

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Operations

For the Year Ended October 31, 2025

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Investment Income:
Dividends - unaffiliated issuers*	$24,874,718	$2,417,276	$7,443,086	$2,212,890
Dividends - affiliated issuers (Note 4)	561,006	—	—	—
Interest - unaffiliated issuers	208,902	10,789	16,472	1,341

Total Investment Income	25,644,626	2,428,065	7,459,558	2,214,231

Expenses:
Investment advisory fees (Note 3)	6,555,856	1,508,852	2,990,089	568,999
Shareholder servicing fees (Note 3)	447,807	112,211	246,148	19,386
Transfer agent fees	294,483	123,509	138,533	99,034
Accounting and administration fees (Note 3)	216,041	67,911	102,104	72,448
Trustees’ and officers’ fees and expenses	188,083	44,792	86,643	16,416
Custodian fees	150,613	16,167	33,165	23,956
Legal fees	105,130	24,244	47,328	9,045
Reports to shareholders	62,629	34,761	45,284	24,218
Distribution fees (Note 5)	56,669	12,894	58,144	—
Registration and filing fees	49,617	38,155	50,508	36,431
Auditing fees	47,218	41,552	44,615	46,912
Insurance	41,141	9,376	16,089	3,436
Tax expense	—	—	20,082	—
Miscellaneous	121,680	43,207	70,159	16,871

Total expenses	8,336,967	2,077,631	3,948,891	937,152

Fees recouped/(waived) (Note 3)	77,070	(122,906)	(34,830)	(304,930)

Net expenses	8,414,037	1,954,725	3,914,061	632,222

Net investment income	17,230,589	473,340	3,545,497	1,582,009

Realized and unrealized gain/(loss) on investments, options, and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers**	83,324,056	14,056,170	36,783,972	2,889,364
Net realized loss on investments - affiliated issuers	(21,228,390)	—	(5,444,794)	—
Net realized loss on purchased options	(2,193,299)	—	(263,568)	(127,473)
Net realized gain on written options	—	—	286,133	—
Net realized gain/(loss) on foreign currency transactions	(37,133)	—	19,829	(40,334)
Distributions of realized gains by underlying investment companies	—	190,420	—	—
Net change in unrealized appreciation/(depreciation) on investments - unaffiliated issuers	60,038,527	(6,494,112)	10,671,441	5,461,120
Net change in unrealized appreciation/(depreciation) on investments - affiliated issuers (Note 4)	15,092,798	—	5,482,883	—
Net change in unrealized appreciation/(depreciation) on purchased options	—	—	97	(69,935)
Net change in unrealized appreciation/(depreciation) on written options	—	—	—	17,713

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Operations

For the Year Ended October 31, 2025

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	$224,358	$—	$6,649	$6,423

Net gain on investments, options, and foreign currency transactions	135,220,917	7,752,478	47,542,642	8,136,878

Net increase in net assets resulting from operations	$152,451,506	$8,225,818	$51,088,139	$9,718,887

* Net of foreign withholding taxes on dividends	$3,356,526	$—	$254,837	$138,705

** Net realized gain on investments - unaffiliated issuers includes the realized gains of $16,826,151, $7,180,892, and $13,034,167 for the Third Avenue Value Fund, the Third Avenue Small-Cap Value Fund and the Third Avenue Real Estate Value Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Funds for tax purposes (See Note 7).

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets

	Value Fund		Small-Cap Value Fund

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income	$17,230,589	$19,514,185	$473,340	$917,714
Net realized gain	59,865,234	49,628,372	14,246,590	19,439,284
Net change in unrealized appreciation/(depreciation)	75,355,683	46,331,965	(6,494,112)	16,272,751

Net increase in net assets resulting from operations	152,451,506	115,474,522	8,225,818	36,629,749

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(2,083,183)	(783,697)	(605,452)	(542,125)
Institutional Class	(59,998,458)	(31,660,582)	(18,030,466)	(22,128,832)
Z Class	(642,726)	(192,971)	(172,984)	(206,541)

Decrease in net assets from dividends and distributions	(62,724,367)	(32,637,250)	(18,808,902)	(22,877,498)

Capital Share Transactions:
Proceeds from sale of shares	74,780,393	59,775,464	21,037,006	27,107,299
Net asset value of shares issued in reinvestment of dividends and distributions	60,392,841	31,279,061	18,339,510	22,208,436
Cost of shares redeemed	(138,014,026)	(106,523,260)	(43,908,748)	(42,355,841)

Net increase/(decrease) in net assets resulting from capital share transactions	(2,840,792)	(15,468,735)	(4,532,232)	6,959,894

Net increase/(decrease) in net assets	86,886,347	67,368,537	(15,115,316)	20,712,145
Net assets at beginning of year	732,807,556	665,439,019	183,039,918	162,327,773

Net assets at end of year	$819,693,903	$732,807,556	$167,924,602	$183,039,918

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets

	Real Estate Value Fund		International Real Estate Value Fund

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income	$3,545,497	$1,574,124	$1,582,009	$1,284,705
Net realized gain/(loss)	31,381,572	20,395,038	2,721,557	(935,164)
Net change in unrealized appreciation/(depreciation)	16,161,070	76,789,538	5,415,321	10,707,156

Net increase in net assets resulting from operations	51,088,139	98,758,700	9,718,887	11,056,697

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(1,442,409)	(1,067,232)	—	—
Institutional Class	(17,483,513)	(14,196,213)	(686,776)	(921,995)
Z Class	(662,802)	(431,614)	(596,038)	(839,920)

Decrease in net assets from dividends and distributions	(19,588,724)	(15,695,059)	(1,282,814)	(1,761,915)

Capital Share Transactions:
Proceeds from sale of shares	88,395,559	32,021,770	13,183,815	8,727,956
Net asset value of shares issued in reinvestment of dividends and distributions	18,632,734	14,895,195	984,613	1,295,729
Cost of shares redeemed	(80,414,941)	(77,864,983)	(12,778,414)	(10,345,569)

Net increase/(decrease) in net assets resulting from capital share transactions	26,613,352	(30,948,018)	1,390,014	(321,884)

Net Increase (Decrease) in Net Assets
Net increase in net assets	58,112,767	52,115,623	9,826,087	8,972,898
Net assets at beginning of year	309,828,977	257,713,354	64,544,623	55,571,725

Net assets at end of year	$367,941,744	$309,828,977	$74,370,710	$64,544,623

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Value Fund
	Year Ended October 31,
	2025		2024		2023		2022		2021

Investor Class:

Net asset value, beginning of year	$65.69		$58.38		$53.86		$53.43		$32.43

Income/(loss) from investment operations:
Net investment income@	1.35		1.61	±	1.81		1.88	^	0.61	‡
Net gain on investment transactions (both realized and unrealized)	12.19		8.26		5.66		0.28		20.60

Total from investment operations	13.54		9.87		7.47		2.16		21.21

Less dividends and distributions to shareholders:
Dividends from net investment income	(1.42)		(1.22)		(1.47)		(0.40)		(0.21)
Distributions from net realized gain	(4.08)		(1.34)		(1.48)		(1.33)		—

Total dividends and distributions	(5.50)		(2.56)		(2.95)		(1.73)		(0.21)

Net asset value, end of year	$73.73		$65.69		$58.38		$53.86		$53.43

Total return[1]	22.42%		17.19%		14.15%		4.35%		65.61%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$27,040		$25,069		$18,765		$11,235		$9,735
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.38%		1.42%		1.47%		1.47%		1.47%
After fee waivers/expense offset arrangement[2]	1.38	%3,#	1.44	%4,†	1.45	%4,#	1.45	%5,#	1.45	%4,#
Ratio of net investment income to average net assets	2.10%		2.38	%±	2.94%		3.41	%^	1.19	%‡
Portfolio turnover rate	23%[6]		18%		16%		30%		18%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

3	The Fund incurred ReFlow fees. For the year ended October 31, 2025, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.37%.
4

The Fund incurred interest expense. For the years ended October 31, 2024, October 31, 2023 and October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.39%,1.40% and 1.40%, respectively.

5

The Fund incurred interest and excise tax expenses. For the year ended October 31, 2022, if interest and excise tax expenses had not been incurred, the ratio of operating expenses to average net assets would have been 1.40%.

6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
±

Investment income per share reflects special dividends received during the period which amounted to $0.30 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.94%.

^

Investment income per share reflects special dividends received during the period which amounted to $0.26 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.93%.

‡

Investment income per share reflects special dividends received during the period which amounted to $0.41 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.39%.

†	The Adviser recovered a portion of its previously waived fees.
@	Calculated based on the average number of shares outstanding during the year.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Value Fund
	Year Ended October 31,
	2025		2024		2023		2022		2021

Institutional Class:
Net asset value, beginning of year	$65.30		$58.21		$53.79		$53.40		$32.40

Income/(loss) from investment operations:
Net investment income@	1.51		1.71	±	1.51		1.40	^	0.66	‡
Net gain on investment transactions (both realized and unrealized)	12.07		8.27		6.10		0.89		20.64

Total from investment operations	13.58		9.98		7.61		2.29		21.30

Less dividends and distributions to shareholders:
Dividends from net investment income	(1.58)		(1.55)		(1.71)		(0.57)		(0.30)
Distributions from net realized gains	(4.08)		(1.34)		(1.48)		(1.33)		—

Total dividends and distributions	(5.66)		(2.89)		(3.19)		(1.90)		(0.30)

Net asset value, end of year	$73.22		$65.30		$58.21		$53.79		$53.40

Total return[1]	22.70%		17.48%		14.45%		4.62%		66.02%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$763,000		$699,813		$642,983		$583,136		$591,858
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.14%		1.17%		1.20%		1.22%		1.22%
After fee waivers/expense offset arrangement[2]	1.15	%3,†	1.19	%4,†	1.20	%4,†	1.20	%5,#	1.21	%4,#
Ratio of net investment income to average net assets	2.36%		2.54	%±	2.48%		2.62	%^	1.32	%‡
Portfolio turnover rate	23%[6]		18%		16%		30%		18%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

3	The Fund incurred ReFlow fees. For the year ended October 31, 2025, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.14%.
4

The Fund incurred interest expense. For the years ended October 31, 2024, October 31, 2023 and October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.14%, 1.15% and 1.15%, respectively.

5

The Fund incurred interest and excise tax expenses. For the year ended October 31, 2022, if interest and excise tax expenses had not been incurred, the ratio of operating expenses to average net assets would have been 1.15%.

6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
±

Investment income per share reflects special dividends received during the period which amounted to $0.30 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 2.10%.

^

Investment income per share reflects special dividends received during the period which amounted to $0.26 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.14%.

‡

Investment income per share reflects special dividends received during the period which amounted to $0.40 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.52%.

†	The Adviser recovered a portion of its previously waived fees.
@	Calculated based on the average number of shares outstanding during the year.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Value Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021

Z Class:

Net asset value, beginning of year	$65.32	$58.23	$53.81	$53.41	$32.40

Income/(loss) from investment operations:
Net investment income@	1.83	1.83 ‡	1.68	1.45 ^	0.71 ±
Net gain on investment transactions (both realized and unrealized)	11.82	8.21	5.98	0.90	20.64

Total from investment operations	13.65	10.04	7.66	2.35	21.35

Less dividends and distributions to shareholders:
Dividends from net investment income	(1.66)	(1.61)	(1.76)	(0.62)	(0.34)
Distributions from net realized gain	(4.08)	(1.34)	(1.48)	(1.33)	—

Total dividends and distributions	(5.74)	(2.95)	(3.24)	(1.95)	(0.34)

Net asset value, end of year	$73.23	$65.32	$58.23	$53.81	$53.41

Total return[1]	22.82%	17.59%	14.56%	4.75%	66.19%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$29,654	$7,925	$3,690	$2,179	$2,059
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.08%	1.11%	1.14%	1.16%	1.16%
After fee waivers/expense offset arrangement2,#	1.06%[3]	1.08%[4]	1.11%[4]	1.11%[5]	1.11%[4]
Ratio of net investment income to average net assets	2.79%	2.70%‡	2.75%	2.71%^	1.42%±
Portfolio turnover rate	23%[6]	18%	16%	30%	18%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

3	The Fund incurred ReFlow fees. For the year ended October 31, 2025, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.05%.
4

The Fund incurred interest expense. For the years ended October 31, 2024, October 31, 2023 and October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.04%, 1.05% and 1.05%, respectively.

5

The Fund incurred interest and excise tax expenses. For the year ended October 31, 2022, if interest and excise tax expenses had not been incurred, the ratio of operating expenses to average net assets would have been 1.05%.

6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
‡

Investment income per share reflects special dividends received during the period which amounted to $0.30 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 2.26%.

^

Investment income per share reflects special dividends received during the period which amounted to $0.26 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.23%.

±

Investment income per share reflects special dividends received during the period which amounted to $0.40 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.62%.

@	Calculated based on the average number of shares outstanding during the year.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021

Investor Class:

Net asset value, beginning of year.	$20.67	$19.34	$19.63	$21.11	$14.94

Income/(loss) from investment operations:
Net investment income/(loss)@	0.01 ‡	0.05	0.04	(0.01)	(0.05)
Net gain on investment transactions (both realized and unrealized)	1.04	4.13	0.66	0.25	6.48

Total from investment operations	1.05	4.18	0.70	0.24	6.43

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.06)	(0.06)	—	—	—
Distributions from net realized gain	(2.10)	(2.79)	(0.99)	(1.72)	(0.26)

Total dividends and distributions	(2.16)	(2.85)	(0.99)	(1.72)	(0.26)

Net asset value, end of year	$19.56	$20.67	$19.34	$19.63	$21.11

Total return[1]	5.26%	23.19%	3.84%	1.23%	43.47%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$5,142	$5,806	$3,191	$2,814	$3,222
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.48%	1.48%	1.50%	1.57%	1.52%
After fee waivers/expense offset arrangement2,#	1.41%[3]	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income/(loss) to average net assets	0.05%‡	0.23%	0.22%	(0.03)%	(0.24)%
Portfolio turnover rate	15%[4]	15%	21%	17%	20%

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

3	The Fund incurred ReFlow fees. For the year ended October 31, 2025, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.40%.
4	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
‡

Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.27)%.

@	Calculated based on the average number of shares outstanding during the year.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021

Institutional Class:

Net asset value, beginning of year	$21.44	$19.97	$20.22	$21.66	$15.29

Income/(loss) from investment operations:
Net investment income@	0.06 ‡	0.11	0.10	0.04	0.02
Net gain on investment transactions (both realized and unrealized)	1.09	4.25	0.67	0.26	6.61

Total from investment operations	1.15	4.36	0.77	0.30	6.63

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.11)	(0.10)	(0.03)	(0.02)	—
Distributions from net realized gains	(2.10)	(2.79)	(0.99)	(1.72)	(0.26)

Total dividends and distributions	(2.21)	(2.89)	(1.02)	(1.74)	(0.26)

Net asset value, end of year	$20.38	$21.44	$19.97	$20.22	$21.66

Total return[1]	5.57%	23.44%	4.11%	1.51%	43.79%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$160,923	$175,811	$158,156	$164,493	$170,187
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.23%	1.22%	1.25%	1.25%	1.24%
After fee waivers/expense offset arrangement2,#	1.16%[3]	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets	0.29%‡	0.52%	0.49%	0.22%	0.08%
Portfolio turnover rate	15%[4]	15%	21%	17%	20%

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

3	The Fund incurred ReFlow fees. For the year ended October 31, 2025, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.15%.
4	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
‡

Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.04)%.

@	Calculated based on the average number of shares outstanding during the year.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021

Z Class:

Net asset value, beginning of year	$21.56	$20.06	$20.31	$21.75	$15.33

Income/(loss) from investment operations:
Net investment income@	0.06 ‡	0.12	0.12	0.06	0.03
Net gain on investment transactions (both realized and unrealized)	1.12	4.28	0.67	0.26	6.65

Total from investment operations	1.18	4.40	0.79	0.32	6.68

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.14)	(0.11)	(0.05)	(0.04)	—
Distributions from net realized gain	(2.10)	(2.79)	(0.99)	(1.72)	(0.26)

Total dividends and distributions	(2.24)	(2.90)	(1.04)	(1.76)	(0.26)

Net asset value, end of year	$20.50	$21.56	$20.06	$20.31	$21.75

Total return[1]	5.65%	23.56%	4.21%	1.61%	44.00%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,859	$1,423	$981	$672	$648
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.17%	1.15%	1.18%	1.19%	1.17%
After fee waivers/expense offset arrangement2, #	1.06%[3]	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	0.32%‡	0.59%	0.58%	0.30%	0.15%
Portfolio turnover rate	15%[4]	15%	21%	17%	20%

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

3	The Fund incurred ReFlow fees. For the year ended October 31, 2025, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.05%.
4	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
‡

Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.00%.

@	Calculated based on the average number of shares outstanding during the year.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021

Investor Class:

Net asset value, beginning of year	$23.72	$17.82	$19.69	$28.57	$19.60

Income/(loss) from investment operations:
Net investment income@	0.20	0.06	0.13 ^	0.03 ‡	0.05 ±
Net gain/(loss) on investment transactions (both realized and unrealized)	3.55	6.94	(0.44)	(6.51)	9.07

Total from investment operations	3.75	7.00	(0.31)	(6.48)	9.12

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.13)	(0.24)	(0.11)	(0.08)	(0.15)
Distributions from net realized gain	(1.34)	(0.86)	(1.45)	(2.32)	—

Total dividends and distributions	(1.47)	(1.10)	(1.56)	(2.40)	(0.15)

Net asset value, end of year	$26.00	$23.72	$17.82	$19.69	$28.57

Total return[1]	16.27%	40.23%	(2.09)%	(24.84)%	46.75%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$20,240	$23,642	$17,903	$22,268	$36,975
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.42%	1.50%	1.45%	1.44%	1.43%
After fee waivers/expense offset arrangement2,#	1.41%[3]	1.41%[4]	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	0.84%	0.27%	0.65%^	0.12%‡	0.21%±
Portfolio turnover rate	16%[5]	5%	8%	12%	9%

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

3

The Fund incurred tax expense and ReFlow fees. For the year ended October 31, 2025, if tax expense and ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.40%.

4	The Fund incurred tax expense. For the year ended October 31, 2024, if tax expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.40%.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.51%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been -0.10%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been -0.13%.

@	Calculated based on the average number of shares outstanding during the year.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021

Institutional Class:

Net asset value, beginning of year	$23.84	$17.91	$19.79	$28.71	$19.72

Income/(loss) from investment operations:
Net investment income@	0.27	0.12	0.18 ^	0.09 ‡	0.13 ±
Net gain/(loss) on investment transactions (both realized and unrealized)	3.57	6.96	(0.43)	(6.53)	9.09

Total from investment operations	3.84	7.08	(0.25)	(6.44)	9.22

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.19)	(0.29)	(0.18)	(0.16)	(0.23)
Distributions from net realized gains	(1.34)	(0.86)	(1.45)	(2.32)	—

Total dividends and distributions	(1.53)	(1.15)	(1.63)	(2.48)	(0.23)

Net asset value, end of year	$26.15	$23.84	$17.91	$19.79	$28.71

Total return[1]	16.58%	40.56%	(1.82)%	(24.64)%	47.05%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$335,008	$276,056	$231,769	$277,923	$434,586
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.17%	1.17%	1.19%	1.18%	1.16%
After fee waivers/expense offset arrangement2,#	1.16%[3]	1.16%[4]	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets	1.08%	0.54%	0.91%^	0.37%‡	0.52%±
Portfolio turnover rate	16%[5]	5%	8%	12%	9%

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

3

The Fund incurred tax expense and ReFlow fees. For the year ended October 31, 2025, if tax expense and ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.15%.

4	The Fund incurred tax expense. For the year ended October 31, 2024, if tax expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.15%.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.77%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been 0.16%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.18%.

@	Calculated based on the average number of shares outstanding during the year.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	Year Ended October 31,
	2025	2024	2023	2022	2021

Z Class:

Net asset value, beginning of year	$23.78	$17.88	$19.77	$28.68	$19.70

Income/(loss) from investment operations:
Net investment income@	0.30	0.14	0.20 ^	0.11 ‡	0.16 ±
Net gain/(loss) on investment transactions (both realized and unrealized)	3.55	6.94	(0.43)	(6.51)	9.07

Total from investment operations	3.85	7.08	(0.23)	(6.40)	9.23

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.21)	(0.32)	(0.21)	(0.19)	(0.25)
Distributions from net realized gain	(1.34)	(0.86)	(1.45)	(2.32)	—

Total dividends and distributions	(1.55)	(1.18)	(1.66)	(2.51)	(0.25)

Net asset value, end of year	$26.08	$23.78	$17.88	$19.77	$28.68

Total return[1]	16.69%	40.67%	(1.73)%	(24.55)%	47.21%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$12,694	$10,131	$8,041	$14,198	$31,033
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.10%	1.10%	1.11%	1.10%	1.08%
After fee waivers/expense offset arrangement2, #	1.06%[3]	1.06%[4]	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	1.21%	0.63%	1.04%^	0.45%‡	0.63%±
Portfolio turnover rate	16%[5]	5%	8%	12%	9%

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

3

The Fund incurred tax expense and ReFlow fees. For the year ended October 31, 2025, if tax expense and ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.05%.

4	The Fund incurred tax expense. For the year ended October 31, 2024, if tax expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.05%.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.90%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been 0.23%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.29%.

@	Calculated based on the average number of shares outstanding during the year.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year/period) and ratios are as follows:

	Third Avenue International Real Estate Value Fund
	Year Ended October 31,				Period from January 1, 2021 through October 31,		Year Ended December 31,

	2025	2024	2023	2022	2021*		2020

Institutional Class:

Net asset value, beginning of year/period	$12.33	$10.58	$10.56	$13.70	$11.93		$11.80

Income/(loss) from investment operations:
Net investment income@	0.32	0.25	0.42 ^	0.22 ‡	0.16	+	0.12
Net gain/(loss) on investment transactions (both realized and unrealized)	1.72	1.82	(0.18)	(3.05)	1.61		0.46 [1]

Total from investment operations	2.04	2.07	0.24	(2.83)	1.77		0.58

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.27)	(0.32)	(0.22)	(0.31)	—		(0.45)
Distributions from net realized gain	—	—	—	—	—		—

Total dividends and distributions	(0.27)	(0.32)	(0.22)	(0.31)	—		(0.45)

Net asset value, end of year/period	$14.10	$12.33	$10.58	$10.56	$13.70		$11.93

Total return[2]	16.99%	19.76%	2.12%	(21.14)%	14.84%[3]		4.89%
Ratios/Supplemental Data:
Net assets, end of year/period (in thousands)	$39,162	$35,865	$29,045	$12,074	$13,466		$10,672
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.51%	1.53%	1.72%	1.59%	2.08%[4]		1.69%[5]
After fee waivers/expense offset arrangement#	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[4,6]		1.03%[7]
Ratio of net investment income to average net assets	2.51%	2.02%	3.68%^	1.79%‡	1.44	%4,+	1.17%
Portfolio turnover rate	54%	19%	10%	29%	35%[3]		47%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year/period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5	Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.66% for the year ended December 31, 2020.
6

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.00%.

7	Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00% for the year ended December 31, 2020.
*	The Third Avenue International Real Estate Value Fund changed its fiscal year end from 12/31 to 10/31 and is reflecting operations beginning on January 1, 2021.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.55%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.62%.

+

Investment income per share reflects special dividends received during the year which amounted to $0.03 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.16%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year/period) and ratios are as follows:

	Third Avenue International Real Estate Value Fund
	Year Ended October 31,				Period from January 1, 2021 through October 31,		Year Ended December 31,
	2025	2024	2023	2022	2021*		2020

Z Class:

Net asset value, beginning of year/period	$12.72	$10.93	$10.91	$14.15	$12.32		$11.93

Income/(loss) from investment operations:
Net investment income@	0.33	0.25	0.39 ^	0.23 ‡	0.16	+	0.13
Net gain/(loss) on investment transactions (both realized and unrealized)	1.78	1.89	(0.14)	(3.16)	1.67		0.46

Total from investment operations	2.11	2.14	0.25	(2.93)	1.83		0.59

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.26)	(0.35)	(0.23)	(0.31)	—		(0.20)
Distributions from net realized gain	—	—	—	—	—		—

Total dividends and distributions	(0.26)	(0.35)	(0.23)	(0.31)	—		(0.20)

Redemption fees	—	—	—	—	—		—

Net asset value, end of year/period	$14.57	$12.72	$10.93	$10.91	$14.15		$12.32

Total return[1]	17.04%	19.70%	2.12%	(21.17)%	14.85%[2]		4.98%
Ratios/Supplemental Data:
Net assets, end of year/period (in thousands)	$35,209	$28,679	$26,527	$27,303	$35,209		$28,709
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.45%	1.47%	1.64%	1.52%	2.07%[3]		1.59%[4]
After fee waivers/expense offset arrangement#	1.00%[5]	1.00%[5]	1.00%[5]	1.00%[5]	1.00%[3,5]		1.03%[6]
Ratio of net investment income to average net assets	2.50%	2.00%	3.30%^	1.80%‡	1.47	%3,+	1.17%
Portfolio turnover rate	54%	19%	10%	29%	35%[2]		47%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year/period) and ratios are as follows:

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2	Not annualized.
3	Annualized.
4	Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.56% for the year ended December 31, 2020.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.00%.

6	Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00% for the year ended December 31, 2020.
*	The Third Avenue International Real Estate Value Fund changed its fiscal year end from 12/31 to 10/31 and is reflecting operations beginning on January 1, 2021.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.17%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.62%.

+

Investment income per share reflects special dividends received during the year which amounted to $0.03 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.19%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Notes to Financial Statements

October 31, 2025

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third AvenueTrust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of the following separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund (each a “Fund” and, collectively, the “Funds”). The Funds offer separate classes of shares, Institutional, Investor and Z Class. As of October 31, 2025, Third Avenue International Real Estate Value Fund Investor Class shares have not yet commenced operations. Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund are diversified (within the meaning of Section 5(b)(1) of the Investment Company Act of 1940 as amended, (the “1940 Act”)). Third Avenue International Real Estate Value Fund is non-diversified (within the meaning of Section 5(b)(2) of the 1940 Act). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment mandate.

Third Avenue Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund may invest in companies of any market capitalization and across all industries. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is between $50 million and the top range of capitalizations

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

of companies in the Russell 2000® Index or the S&P® Small Cap 600 Index at the time a new position is established (based on prior quarter-end data of the indexes). The Fund may also acquire senior securities of small companies, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Real Estate Value Fund seeks to achieve its long-term capital appreciation objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate-related companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the Adviser believes have above-average yield potential. The Fund invests in both domestic and foreign securities.

Third Avenue International Real Estate Value Fund seeks to achieve its long-term capital growth and current income objective primarily through investment in international public real estate securities, which may include equity real estate investment trusts (a “REIT” or “REITs”), mortgage REITs, REIT preferred securities, and other publicly traded companies whose primary business is in the real estate industry. This strategy may lead to investment in smaller capitalization companies (under $1 billion). The composition of the portfolio does not seek to mimic equity REIT indices. The Fund’s investment strategy also considers the impact that real estate companies have on the environment and other sustainability considerations when making investment decisions for the Fund’s investment portfolio. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry outside of the United States. Equity securities can consist of shares of REITs and securities issued by other companies principally engaged in the real estate industry. Equity

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

securities can also include securities convertible into common stocks where the conversion feature represents, in the Adviser’s view, a significant element of a security’s value, and preferred stocks.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when a Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily Net Asset Value (“NAV”) per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees. The Adviser’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity securities (Common Stocks, Preferred Stocks and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds—Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Purchased and Written)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a Summary by Level of Inputs used to value the Funds’ investments as of October 31, 2025:

Third Avenue Value Fund

Assets	Total Value at 10/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Automotive	$72,494,679	$—	$72,494,679	$—
Banks	88,126,651	25,610,960	62,515,691	—
Brokerages & Exchanges	9,205,961	9,205,961	—	—
Building Products	85,899,605	26,592,765	59,306,840	—
Capital Equipment	51,195,829	—	51,195,829	—
Consumer Products	13,543,905	—	13,543,905	—
Diversified Holding Companies	75,854,111	22,549,520	53,304,591	—
Energy - Refining & Marketing	26,406,311	26,406,311	—	—
Insurance	15,476,235	—	15,476,235	—
Materials/Diversified Chemicals	13,778,271	13,778,271	—	—
Media	12,700,371	12,700,371	—	—
Metals & Mining	129,439,348	129,439,348	—	—
Non-U.S. Real Estate Operating Companies	17,186,386	—	17,186,386	—
Oil & Gas Production & Services	104,074,610	63,138,180	40,936,430	—

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

Assets	Total Value at 10/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Transportation & Logistics	$55,152,327	$13,904,153	$41,248,174	$—

Total Common Stocks	770,534,600	343,325,840	427,208,760	—

Short-Term Investments:	46,771,890	46,771,890	—	—

Total Short-Term Investments	46,771,890	46,771,890	—	—

Total Value of Investments	$817,306,490	$390,097,730	$427,208,760	$—

Third Avenue Small-Cap Value Fund

Assets	Total Value at 10/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Auto Parts & Services	$447,822	$447,822	$—	$—
Bank & Thrifts	25,946,625	25,946,625	—	—
Building Products	5,777,533	5,777,533	—	—
Conglomerates	3,420,530	3,420,530	—	—
Consulting & Information Technology Services	3,768,102	3,768,102	—	—
Consumer Discretionary	8,140,359	8,140,359	—	—
Energy-Refining & Marketing	4,477,978	4,477,978	—	—
Financials	7,096,791	7,096,791	—	—
Healthcare	17,734,363	17,734,363	—	—
Home Building	4,953,153	4,953,153	—	—
Industrial Equipment	2,657,388	2,657,388	—	—
Industrial Services	11,715,000	11,715,000	—	—
Information Technology	3,896,365	3,896,365	—	—
Insurance & Reinsurance	19,905,368	19,905,368	—	—
Materials/Diversified Chemicals	8,859,636	8,859,636	—	—
Metals Manufacturing	8,087,045	8,087,045	—	—
Oil & Gas Production & Services	9,081,369	9,081,369	—	—
U.S. Real Estate Operating Companies	9,057,043	9,057,043	—	—

Total Common Stocks	155,022,470	155,022,470	—	—

Closed-End Funds:
Financials	5,202,593	5,202,593	—	—

Total Closed-End Funds	5,202,593	5,202,593	—	—

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

Assets	Total Value at 10/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Short-Term Investments:	$7,123,870	$7,123,870	$—	$—

Total Short-Term Investments	7,123,870	7,123,870	—	—

Total Value of Investments	$167,348,933	$167,348,933	$—	$—

Third Avenue Real Estate Value Fund

Assets	Total Value at 10/31/25		Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Consulting/Management	$46,052,605		$46,052,605	$—	$—
Forest Products & Paper	7,676,410		7,676,410	—	—
Hospitality	6,743,251		—	6,743,251	—
Industrial Distribution	4,969,480		4,969,480	—	—
Industrial Services	11,828,602		11,828,602	—	—
Non-U.S. Homebuilder	11,911,367		—	11,911,367	—
Non-U.S. Real Estate Consulting/Management	10,305,674		10,305,674	—	—
Non-U.S. Real Estate Investment Trusts	43,232,760		—	43,232,760	—
Non-U.S. Real Estate Operating Companies	47,297,327		30,481,762	16,815,565	—
U.S. Homebuilder	45,529,869		45,529,869	—	—
U.S. Real Estate Investment Trusts	41,560,244		41,560,244	—	—
U.S. Real Estate Operating Companies	17,400,914		17,400,914	—	—	*

Total Common Stocks	294,508,503		215,805,560	78,702,943	—	*

Preferred Stocks:
Mortgage Finance	51,028,520		51,028,520	—	—

Total Preferred Stocks	51,028,520		51,028,520	—	—

Short-Term Investments:	19,737,667		19,737,667	—	—

Total Short-Term Investments	19,737,667		19,737,667	—	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—	*	—	—	—	*

Total Term Loans	—	*	—	—	—	*

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

Assets	Total Value at 10/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs

Purchased Options:	$1,155	$—	$1,155	$—

Total Purchased Options	1,155	—	1,155	—

Total Value of Investments	$365,275,845	$286,571,747	$78,704,098	$—	*

Third Avenue International Real Estate Value Fund

Assets	Total Value at 10/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Lodging & Hotels	$2,447,864	$2,447,864	$—	$—
Non-U.S. Homebuilder	3,286,414	3,286,414	—	—
Non-U.S. Real Estate Investment Trusts	23,266,497	—	23,266,497	—
Non-U.S. Real Estate Operating Companies	40,350,794	11,520,889	28,829,905	—

Total Common Stocks	69,351,569	17,255,167	52,096,402	—

Short-Term Investments:	4,603,070	4,603,070	—	—

Total Short-Term Investments	4,603,070	4,603,070	—	—

Purchased Options:	59,115	—	59,115	—

Total Purchased Options	59,115	—	59,115	—

Liabilities
Written Options:	(14,187)	—	(14,187)	—

Total Written Options	(14,187)	—	(14,187)	—

Total Value of Investments	$73,999,567	$21,858,237	$52,141,330	$—

^

Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments fair valued at $0.

For fair valuations using significant unobservable inputs, U.S. GAAP requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales,

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended October 31, 2025, there were no transfers in or out of Level 3.

Information about Level 3 Fair Value Measurements

Fair Value at
Third Avenue Real Estate Value Fund	10/31/25
Other (a)	$—	*

(a)	Includes investments less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income and capital gain distributions from underlying investment companies are recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

• Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

• Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statements of Assets and Liabilities.The change in net unrealized currency gains/(losses) for the period is reflected on the Statements of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities (“PIKs”):

The Funds may invest in PIKs. PIKs may make a payment at each payment date in either cash or additional securities. Those additional securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original securities.

For the year ended October 31, 2025,Third Avenue Real Estate Value Fund received additional debt securities with a principal amount of EUR 2,062 and cost of $0 with respect to PIK securities. Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue International Real Estate Fund did not receive any in-kind payments with respect to PIK

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

securities for the year ended October 31, 2025. Any in-kind payments with respect to PIK securities are included in interest income on the Statements of Operations.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the Euro Interbank Offered Rate (“Euribor”), the Secured Overnight Financing Rate (“SOFR”), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2025.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currencies to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on purchased options.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting an offsetting transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

for an offsetting transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the year ended October 31, 2025, Third Avenue Value Fund used purchased put options for hedging purposes, Third Avenue Real Estate Value Fund used purchased put and call options and written put and call options for hedging purposes, and Third Avenue International Real Estate Value Fund used purchased put and call options and written put options for hedging purposes.

Summary of derivatives information:

The following table presents the value of derivatives held as of October 31, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Third Avenue Real Estate Value Fund

	Statements of Assets and
Derivative Contract	Liabilities Location

Assets:

Foreign currency contracts	Purchased options, at value	$1,155

Total		$1,155

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

Third Avenue International Real Estate Value Fund

	Statements of Assets and
Derivative Contract	Liabilities Location

Assets:

Equity contracts	Purchased options, at value	$59,115

Total		$59,115

Liabilities:

Equity Contracts	Written options, at value	$(14,187)

Total		$(14,187)

The following tables present the effect of derivatives on the Statements of Operations during the year ended October 31, 2025, by primary risk exposure:

Third Avenue Value Fund

Amount of Realized Gain/(Loss) on Derivatives Recognized in
Income

Purchased
Derivative Contract	Options
Equity contracts	$(2,193,299)(a)

Third Avenue Real Estate Value Fund

Amount of Change in Unrealized Appreciation/(Depreciation)
on Derivatives Recognized in Income

Purchased
Derivative Contract	Options

Foreign currency contracts	$97(b)

	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivative Contract	Purchased Options		Written Options		Total
Equity contracts	$(151,508)	(a)	$286,133	(c)	$134,625
Foreign currency contracts	(112,060)	(a)	—		(112,060)

Total	$(263,568)		$286,133		22,565

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

Third Avenue International Real Estate Value Fund

	Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivative Contract	Purchased Options	Written Options		Total
Equity contracts	$(69,935)(b)	$17,713	(d)	$(52,222)

Amount of Realized Gain/(Loss) on Derivatives Recognized in
Income

Purchased
Derivative Contract	Options
Foreign currency contracts	$(127,473)(a)

(a)	Included in “Net realized loss on purchased options”.
(b)	Included in “Net change in unrealized appreciation/(depreciation) on purchased options”.
(c)	Included in “Net realized gain on written options”.
(d)	Included in “Net change in unrealized appreciation/(depreciation) on written options”.

Derivatives volume:

The table below discloses the volume of the Funds’ options activities during the year ended October 31, 2025 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the tables in the “Summary of derivatives information” for derivative-related gains and losses associated with monthly volume activity (measured at each month-end).

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

			Third Avenue
		Third Avenue	International
	Third Avenue	Real Estate	Real Estate
	Value Fund	Value Fund	Value Fund
OTC Equity Options:
Average Number of Contracts - Purchased Options	334	110	335
Average Number of Contracts - Written Options	—	(47,495)	(335)
Average Notional - Purchased Options	$21,887,455	$1,516,106	$1,406,500
Average Notional - Written Options	$—	$(2,016,859)	$(1,406,500)
OTC Foreign Currency Options:
Average Notional - Purchased Options	$—	$50,115,385	$6,002,646

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively, is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Income tax information:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies, and each Fund intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

Income, including capital gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analysis of and changes to tax laws, regulations and interpretations thereof. The Funds are subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each series’ average net assets relative to the total average net assets of the Trust. Certain expenses are shared with the Third Avenue Variable Series Trust, an affiliated fund. Such costs are allocated using the ratio of the series’ average net assets relative to the total average net assets of each series of the Trust and Third Avenue Variable Series Trust.

Share class accounting:

Investment income, common expenses and realized/unrealized gains/(losses) are allocated to the three classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of The Bank of New York Mellon (“BNY”) serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

Prior to July 31, 2025, JW Fund Management LLC (“JWFM”) provided a Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) to the Trust. Effective August 1, 2025, Tidal ETF Services LLC (“Tidal”) provides a PEO and PFO to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust. JWFM was compensated for its services provided to the Trust through July 31, 2025.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

Foreign withholding tax reclaims; Interest payable; Interest expense:

In consideration of decisions rendered by European Union (“EU”) courts, the Third Avenue Value Fund has filed for additional prior year reclaims (“EU reclaims”) related to taxes withheld by certain countries on dividend income. The Fund will record any EU reclaims only when certainty exists as to the likelihood of receipt and the potential timing of payment.

The Third Avenue Value Fund has received payments, including interest, from member countries of the EU, based on foreign tax reclaims relating to amounts withheld on dividends received by the Fund during fiscal years October 31, 2007 through 2018. A portion of the foreign tax reclaims and interest received is due to the Internal Revenue Service (“IRS”) in the form of a tax compliance fee based on the percentage of foreign tax credits previously passed through to the Fund’s shareholders. The Fund has accrued liabilities for the estimated total IRS compliance fee and interest payable related to foreign withholding tax reclaims, which are disclosed in the Statements of Assets and Liabilities. The Fund filed a closing agreement with the IRS during the year ended October 31, 2025, and the related tax compliance fee, including interest, is pending payment to the IRS.

Segment Reporting:

In accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated its business activities and determined that it operates as a single reportable segment. The Chief Operating Decision Maker (“CODM”) is the Adviser’s Management Committee and the PEO and PFO of the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

Recent Accounting Pronouncement:

On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

2. INVESTMENTS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments and in-kind transactions, from unaffiliated and affiliated issuers (an affiliated person as defined in the 1940 Act, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person) for the year ended October 31, 2025 were as follows:

	Purchases	Sales
Third Avenue Value Fund
Unaffiliated	$146,998,829	$158,585,745
Affiliated	5,933,247	2,784,462
Third Avenue Small-Cap Value Fund
Unaffiliated	$25,693,477	$23,254,362
Third Avenue Real Estate Value Fund
Unaffiliated	$63,767,129	$49,334,529
Affiliated	—	55,206
Third Avenue International Real Estate Value Fund
Unaffiliated	$32,824,103	$33,217,280

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Fund	Annual Management (Advisory) Fees
Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%
Third Avenue International Real Estate Value Fund	0.90%

Additionally, the Adviser pays certain expenses on behalf of the Funds, which are partially reimbursed by the Funds, including service fees due to third parties, and certain miscellaneous expenses. The Z Class of each Fund does not pay service fees due to third parties.

The following were amounts payable to the Adviser at October 31, 2025:

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

				International
		Small-Cap	Real Estate	Real Estate
	Value Fund	Value Fund	Value Fund	Value Fund
Advisory Fees	$618,678	$129,988	$255,535	$36,272

Total	$618,678	$129,988	$255,535	$36,272

Until March 1, 2026 (subject to renewal), whenever each Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. The table below reflects the expense limitations in effect during the year ended October 31, 2025:

	Investor	Institutional		Termination Date
	Class	Class	Z Class
Third Avenue Value Fund	1.40%	1.15%	1.05%	March 1, 2026
Third Avenue Small-Cap Value Fund	1.40%	1.15%	1.05%	March 1, 2026
Third Avenue Real Estate Value Fund	1.40%	1.15%	1.05%	March 1, 2026
Third Avenue International Real Estate Value Fund	N/A	1.00%	1.00%	March 1, 2026

The waived fees and reimbursed expenses for all Funds, except for the Third Avenue International Real Estate Value Fund, may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause a Fund to exceed the expense limitations. The Adviser was paid $77,070 in previously waived fees during the year October 31, 2025 from the Third Avenue Value Fund. No previously waived fees were paid to the Adviser from the Third Avenue Small-Cap Value Fund or the Third Avenue Real Estate Value Fund during the year October 31, 2025. Below are the amounts of potential recovery by the Adviser as of October 31, 2025:

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

	Fees Waived/Expenses Reimbursed through
	Fiscal Periods Ending
	October 31, 2023	October 31, 2024	October 31, 2025

	Subject to Repayment through
	October 31,	October 31,	October 31,
Fund	2026	2027	2028
Third Avenue Value Fund	$—	$—	$—
Third Avenue Small-Cap Value Fund	164,313	127,454	122,906
Third Avenue Real Estate Value Fund	129,980	39,802	34,830

The Funds have not recorded a commitment or contingent liability at October 31, 2025.

BNY serves as administrator and provides certain custodial services for the Trust. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimums, and out of pocket expenses.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide record keeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statements of Operations, and pertain to the Investor and Institutional share classes only. For the year ended October 31, 2025, such fees amounted to $447,807 for Third Avenue Value Fund, $112,211 for Third Avenue Small-Cap Value Fund, $246,148 for Third Avenue Real Estate Value Fund and $19,386 for Third Avenue International Real Estate Value Fund.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

4. RELATED PARTY TRANSACTIONS

Investment in affiliates:

Any transactions in securities of affiliated issuers are executed at fair value under the same terms as an arm’s length transaction.

A summary of the Funds’ transactions in securities of affiliated issuers for the year ended October 31, 2025 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2025	Value at Oct. 31, 2024		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at Oct. 31, 2025	Investment Income
S4 Capital PLC	41,051,524	$15,687,178		$5,933,247	$2,784,462	$(21,228,390)	$15,092,798	$12,700,371	$561,006

Total Affiliates		$15,687,178		$5,933,247	$2,784,462	$(21,228,390)	$15,092,798	$12,700,371	$561,006

Third Avenue Real Estate Value Fund
Name of Issuer:	Shares Held at Oct. 31, 2025	Value at Oct. 31, 2024		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at Oct. 31, 2025	Investment Income
Trinity Place Holdings, Inc. *	2,100,472	$101,136		$—	$55,206	$(5,444,794)	$5,482,883	$84,019	$—
Trinity Place Holdings, Inc. Special Stock*	—	—	**	—	—	—	—	—	—

Total Affiliates		$101,136		$—	$55,206	$(5,444,794)	$5,482,883	$84,019	$—

*	As of October 31, 2025, no longer an affiliate.
**	Investment fair valued at $0.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

5. DISTRIBUTION EXPENSES

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class, Third Avenue Small-Cap Value Fund Investor Class, Third Avenue Real Estate Value Fund Investor Class and Third Avenue International Real Estate Value Fund Investor Class, each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules. As of October 31, 2025, Third Avenue International Real Estate Value Fund Investor Class shares have not yet commenced operations.

For the year ended October 31, 2025, fees paid pursuant to the Plan were as follows:

Fund	Fees

Third Avenue Value Fund	$56,669
Third Avenue Small-Cap Value Fund	12,894
Third Avenue Real Estate Value Fund	58,144

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

6. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	99,185	$6,786,010	217,974	$14,873,493
Shares issued upon reinvestment of dividends and distributions	34,101	2,069,262	12,607	776,717
Shares redeemed	(148,170)	(9,178,979)	(170,369)	(11,264,413)

Net increase/(decrease) in shares	(14,884)	$(323,707)	60,212	$4,385,797

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	362,203	$23,102,711	604,040	$40,185,790
Shares issued upon reinvestment of dividends and distributions	959,986	57,733,559	496,424	30,336,456
Shares redeemed	(1,618,300)	(99,852,251)	(1,429,466)	(94,375,119)

Net decrease in shares	(296,111)	$(19,015,981)	(329,002)	$(23,852,873)

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	723,342	$44,891,672	68,371	$4,716,181
Shares issued upon reinvestment of dividends and distributions	9,819	590,020	2,716	165,888
Shares redeemed	(449,524)	(28,982,796)	(13,136)	(883,728)

Net increase in shares	283,637	$16,498,896	57,951	$3,998,341

Third Avenue Small-Cap Value Fund
	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	52,074	$975,996	172,557	$3,378,346
Shares issued upon reinvestment of dividends and distributions	31,435	605,436	29,050	542,065
Shares redeemed	(101,628)	(1,876,861)	(85,606)	(1,685,887)

Net increase/(decrease) in shares	(18,119)	$(295,429)	116,001	$2,234,524

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	414,729	$8,267,112	1,087,336	$22,344,353
Shares issued upon reinvestment of dividends and distributions	878,887	17,595,318	1,113,058	21,504,286
Shares redeemed	(1,596,583)	(30,510,422)	(1,920,557)	(39,442,903)

Net increase/(decrease) in shares	(302,967)	$(4,647,992)	279,837	$4,405,736

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	628,484	$11,793,898	68,505	$1,384,600
Shares issued upon reinvestment of dividends and distributions	6,893	138,756	8,351	162,085
Shares redeemed	(610,676)	(11,521,465)	(59,767)	(1,227,051)

Net increase in shares	24,701	$411,189	17,089	$319,634

Third Avenue Real Estate Value Fund
	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	86,372	$2,142,730	230,008	$4,976,084
Shares issued upon reinvestment of dividends and distributions	58,748	1,421,704	51,532	1,052,275
Shares redeemed	(363,413)	(9,089,432)	(289,450)	(6,259,723)

Net decrease in shares	(218,293)	$(5,524,998)	(7,910)	$(231,364)

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	2,661,200	$65,718,043	1,178,623	$25,506,274
Shares issued upon reinvestment of dividends and distributions	686,449	16,673,833	659,280	13,502,056
Shares redeemed	(2,115,114)	(51,668,305)	(3,200,916)	(69,399,774)

Net increase/(decrease) in shares	1,232,535	$30,723,571	(1,363,013)	$(30,391,444)

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	835,968	$20,534,786	68,575	$1,539,412
Shares issued upon reinvestment of dividends and distributions	22,198	537,197	16,701	340,864
Shares redeemed	(797,425)	(19,657,204)	(109,119)	(2,205,486)

Net increase/(decrease) in shares	60,741	$1,414,779	(23,843)	$(325,210)

Third Avenue International Real Estate Value Fund
	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	825,400	$11,140,657	668,304	$8,053,012
Shares issued upon reinvestment of dividends and distributions	39,022	457,341	45,963	538,692
Shares redeemed	(997,424)	(12,229,713)	(549,803)	(6,746,034)

Net increase/(decrease) in shares	(133,002)	$(631,715)	164,464	$1,845,670

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	159,384	$2,043,158	54,804	$674,944
Shares issued upon reinvestment of dividends and distributions	43,540	527,272	62,617	757,037
Shares redeemed	(41,517)	(548,701)	(290,155)	(3,599,535)

Net increase/(decrease) in shares	161,407	$2,021,729	(172,734)	$(2,167,554)

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

As of October 31, 2025, 2 shareholders in the Third Avenue International Real Estate Value Fund held 41% and 19% of the total outstanding shares of the Fund. Redemptions by these shareholders may have a material impact on the Fund.

7. REFLOW LIQUIDITY PROGRAM

The Funds may participate in the ReFlow Fund, LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow then generally redeems those shares (in cash or in-kind) when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

During the year ended October 31, 2025, the following Funds utilized ReFlow. The shares ReFlow subscribed to, proceeds from redemptions-in-kind and the fees incurred were as follows:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Shares ReFlow Subscribed to	424,919	597,528	768,391
Redemptions in-kind	$25,307,802	$9,927,579	$17,699,118
ReFlow Fees	$38,025	$15,609	$26,522

8. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

9. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities and emerging markets risk:

Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

High-yield and distressed risk:

The Funds’ investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Funds to greater risks than if the Funds only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Funds may also invest in distressed securities, which the Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Funds’ investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Debt securities risk:

The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. During periods of reduced market liquidity, a Fund may not be able to readily sell debt securities at prices at or near their perceived value. If a Fund needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

yields. The prices of high-yield debt securities, unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Market risk:

Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services, or factors that affect the company’s industry, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the Funds will similarly fluctuate and you could lose money.

Liquidity risk:

Liquidity risk exists when particular investments are difficult to sell. The Funds may not be able to sell these investments at the best prices or at the value the Funds place on them. In such a market, the value of such investments and a Fund’s share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of a Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration risk:

The Funds’ cash balances are held at major regional U.S. bank, The Bank of New York Mellon. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of these financial institutions in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Focused investing risk:

Although Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund are each a diversified investment company under the 1940 Act, each of these Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that a Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. A Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the 1940 Act, so long as any such discrepancy existing immediately after the Fund’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, a Fund from time to time may have an investment portfolio that is considered _non-diversified_ by the 1940 Act despite its classification as a diversified investment company.

The Third Avenue International Real Estate Value Fund is a non-diversified investment company under the 1940 Act. As such, the Fund’s investments will normally be more focused than a diversified fund and may emphasize investments in some issuers, industries, sectors or geographic regions more than others.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

Environmental, Social and Governance (“ESG”) strategy risk:

The Third Avenue International Real Estate Value Fund’s investment strategy takes into account the impact that real estate companies have on the environment and other sustainability considerations. The use of this ESG framework could cause the Third Avenue International Real Estate Value Fund to perform differently compared to funds that do not have such a policy. The criteria related to this ESG framework may result in this Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous to do so. In addition, there is a risk that the companies identified by the ESG framework do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

Counterparty risk:

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

At October 31, 2025, the Funds had counterparty concentration of credit risk primarily with JPMorgan Chase Bank, N.A and Goldman Sachs & Co..

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

Third Avenue Real Estate Value Fund

At October 31, 2025, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$1,155	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,155	—

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$1,155	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of October 31, 2025:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)

JPMorgan Chase Bank, N.A.	$1,155	$—	$—	$—	$1,155

[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral received from or pledged to the individual counterparty may not be shown for financial reporting purposes.
[3]	Net amount represents the net amount receivable from or payable to the counterparty in the event of default.

Third Avenue International Real Estate Value Fund

At October 31, 2025, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$59,115	$(14,187)

Total derivative assets and liabilities in the Statements of Assets and Liabilities	59,115	(14,187)

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to a MNA	$59,115	$(14,187)

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of October 31, 2025:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)

Goldman Sachs & Co.	$59,115	$(14,187)	$—	$—	$44,928

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of October 31, 2025:

Counterparty	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)

Goldman Sachs & Co.	$14,187	$(14,187)	$—	$—	$—

[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral received from or pledged to the individual counterparty may not be shown for financial reporting purposes.
[3]	Net amount represents the net amount receivable from or payable to the counterparty in the event of default.

10. FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Funds from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax laws and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded by the Funds on the ex-dividend date. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on the net assets of the Funds. Capital accounts are not adjusted for temporary differences. These temporary differences are primarily due to investment partnership basis adjustments, passive foreign investment companies (“PFICs”), marked to market, capital loss carryforwards, and losses deferred due to wash sales. Permanent differences are primarily due to the utilization of equalization debits, investment partnership basis adjustments, redemptions-in-kind

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

transactions, non-deductible expenses, reclassification of certain transactions involving foreign securities, foreign currencies and derivatives, real estate investment trusts (“REITs”), distribution reclassifications and other book to tax adjustments. For the year ended October 31, 2025, these adjustments were to increase paid-in capital by $21,450,332 and decrease total distributable earnings by $21,450,332 for theThird Avenue Value Fund, increase paid-in capital by $7,969,511 and decrease total distributable earnings by $7,969,511 for the Third Avenue Small-Cap Value Fund and increase paid-in capital by $15,688,178 and decrease total distributable earning by $15,688,178 for the Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Fund did not have any adjustments between paid-in capital and total distributable earnings.

The tax character of dividends and distributions paid during the year ended October 31, 2025 was as follows:

	Ordinary Income	Net Capital Gains	Total
Third Avenue Value Fund	$17,495,900	$45,228,467	$62,724,367
Third Avenue Small-Cap Value Fund	1,600,764	17,208,138	18,808,902
Third Avenue Real Estate Value Fund	1,456,768	18,131,956	19,588,724
Third Avenue International Real Estate Value Fund	1,282,814	—	1,282,814

The tax character of dividends and distributions paid during the year ended October 31, 2024 was as follows:

	Ordinary Income	Net Capital Gains	Total
Third Avenue Value Fund	$17,458,711	$15,178,539	$32,637,250
Third Avenue Small-Cap Value Fund	2,000,455	20,877,043	22,877,498
Third Avenue Real Estate Value Fund	3,692,175	12,002,884	15,695,059
Third Avenue International Real Estate Value Fund	1,761,915	—	1,761,915

At October 31, 2025, the accumulated undistributed earnings on a tax basis were:

	Undistributed Ordinary Income	Net Capital Gains	Net Capital Losses
Third Avenue Value Fund	$18,283,935	$37,735,346	$(406,354)
Third Avenue Small-Cap Value Fund	293,437	5,746,129	—
Third Avenue Real Estate Value Fund	3,225,242	16,004,606	—
Third Avenue International Real Estate Value Fund	1,414,164	—	(5,052,244)

Third Avenue Trust

Notes to Financial Statements (continued)

October 31, 2025

This differs from the amount shown on the Statements of Assets and Liabilities primarily due to cumulative timing differences related to investment partnership basis adjustments, PFICs marked to market, capital loss carryforwards, deferred losses on wash sales and other timing differences.

As of October 31, 2025,Third Avenue Value Fund has capital loss carryforwards limitation not utilized of $406,354.

As of October 31, 2025, Third Avenue International Real Estate Value Fund has short-term and long-term capital loss carryforwards of $516,831 and $4,535,413, respectively.

Although there is no expiration date on the use of these carryforwards, there may be certain limitations on their use.

The U.S. federal income tax basis of the Funds’ investments and the total unrealized appreciation/depreciation as of October 31, 2025 were as follows:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Real Estate Value Fund
Gross Unrealized Appreciation	$288,838,214	$53,240,063	$147,301,368	$13,764,167
Gross Unrealized Depreciation	(58,175,295)	(4,620,704)	(32,614,496)	(2,438,464)

Net Unrealized Appreciation	$230,662,919	$48,619,359	$114,686,872	$11,325,703

Tax cost	$586,643,571	$118,729,574	$250,588,973	$62,673,864

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Third Avenue Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Third Avenue Trust and Shareholders of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting Third Avenue Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Third Avenue Value Fund	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For each of the five years in the period ended October 31, 2024
Third Avenue Small-Cap Value Fund
Third Avenue Real Estate Value Fund
Third Avenue International Real Estate Value Fund	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023 and 2022, the period from January 1, 2021 through October 31, 2021, and the year ended December 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Third Avenue Trust

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, agent bank and broker; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2025

We have served as the auditor of one or more investment companies in Third Avenue Funds since 1990.

Third Avenue Trust

Federal Tax Status of Dividends and Distributions

(Unaudited)

The following information represents the tax status of dividends and distributions paid by the Funds during the fiscal year ended October 31, 2025. This information is presented to meet regulatory requirements and no current action on your part is required. The information reported below will differ from the actual amounts taxable to shareholders for the calendar year ending December 31, 2025.

Information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be issued by the Funds in the early part of 2026.

The Funds are required to make certain designations including to designate the portion of any distributions made to shareholders during the fiscal year beginning on November 1, 2024 and ending on October 31, 2025 that were from capital gains. Depending upon your instructions, distributions from the Funds were either paid to you in cash or reinvested into your account.

The following is the breakdown of the aggregate amount of dividends and distributions and deemed paid by each Fund during fiscal year ended October 31, 2025:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Real Estate Value Fund
Ordinary Income	$17,495,900	$963,183	$1,456,768	$1,282,814
Short-Term Capital Gains Distributions (treated as ordinary income)	—	637,581	—	—
Long-Term Capital Gains Distributions	45,228,467	17,208,138	18,131,956	—

Total Dividends and Distributions	62,724,367	18,808,902	19,588,724	1,282,814

With respect to ordinary dividends paid by the Funds during their fiscal year ended October 31, 2025, the Funds designate the maximum allowable amounts under section 854 of the Internal Revenue Code of 1986. Such designated amounts shall not be less than the following with respect to ordinary dividends:

	Qualified Dividend Income for Individuals	Dividends Received Deduction for Corporations
Third Avenue Value Fund	$16,684,659	$2,957,168
Third Avenue Small-Cap Value Fund	1,681,169	1,681,169
Third Avenue Real Estate Value Fund	1,796,923	752,125
Third Avenue International Real Estate Value Fund	1,345,829	131,228

Third Avenue Trust

Federal Tax Status of Dividends and Distributions

(Unaudited)

	Gross Foreign Source Income	Foreign Tax Pass Through
Third Avenue Value Fund	$25,004,502	$1,618,890
Third Avenue International Real Estate Value Fund	2,270,550	74,299

Third Avenue Trust

Other Information

(Unaudited)

FORM N-CSR ITEM 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

FORM N-CSR ITEM 9 – Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

FORM N-CSR ITEM 10 – Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to Trustees, Officers and Others is disclosed within the Statements of Operations in the Annual Financials and Additional Information.

FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

BOARD OF TRUSTEES

Robert J. Christian

Iqbal Mansur

Nicholas M. Marsini, Jr. — Chairman

Nancy B. Wolcott

Stephen M. Wynne

OFFICERS

Joel L. Weiss — President, Chief Executive Officer

Christine S. Catanzaro — Treasurer, Chief Financial Officer

T. Richard Keyes — Vice President

Gabriella Mercincavage — Assistant Treasurer

Vincenzo A. Scarduzio — Secretary

John J. Canning — Chief Compliance Officer, Anti-Money Laundering Officer

ADMINISTRATOR

The Bank of New York Mellon

103 Bellevue Parkway

Wilmington, DE 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

500 Ross Street, 154-0520

Pittsburgh, PA 15262

(800) 443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

6 Grand Central at 666 Third Avenue, Suite 1040

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103

CUSTODIAN

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

	Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:

www.thirdave.com	6 Grand Central at 666 Third Avenue,	212.906.1160

/third-ave-management	Suite 1040 New York, NY 10017	clientservice@thirdave.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Third Avenue Trust

By (Signature and Title)*	/s/ Joel L. Weiss

Joel L. Weiss, President and

Chief Executive Officer

(principal executive officer)

Date	January 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss

Joel L. Weiss, President and

Chief Executive Officer

(principal executive officer)

Date	January 2, 2026

By (Signature and Title)*	/s/ Christine S. Catanzaro

Christine S. Catanzaro, Treasurer and

Chief Financial Officer

(principal financial officer)

Date	January 2, 2026

* Print the name and title of each signing officer under his or her signature.